UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01597

STEWARD FUNDS, INC.
(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX 77042
(Address of principal executive offices)	(Zip Code)

CITI FUND SERVICES OHIO, INC., 4400 EASTON COMMONS, SUITE 200, COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (2.8%)
Arconic, Inc.	67,763	$1,679,845
General Dynamics Corp.	6,870	1,348,787
L3 Technologies, Inc.	1,300	227,461
Lockheed Martin Corp.	3,869	1,130,251
Northrop Grumman Corp.	4,970	1,307,756
Raytheon Co.	4,160	714,563
Rockwell Collins, Inc.	2,100	223,713
Textron, Inc.	9,720	477,544
The Boeing Co.	7,328	1,776,747
TransDigm Group, Inc.	2,960	835,134
United Technologies Corp.	9,320	1,105,072
		10,826,873
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,690	110,864
Expeditors International of Washington, Inc.	2,060	121,293
FedEx Corp.	5,572	1,159,143
United Parcel Service, Inc., Class B	8,780	968,346
		2,359,646
AIRLINES (0.8%)
Alaska Air Group, Inc.	1,880	160,232
American Airlines Group, Inc.	10,320	520,541
Delta Air Lines, Inc.	11,350	560,236
Southwest Airlines Co.	16,320	905,923
United Continental Holdings, Inc.(a)	13,520	915,034
		3,061,966
AUTO COMPONENTS (0.5%)
BorgWarner, Inc.	12,330	576,304
Delphi Automotive PLC	3,260	294,769
Goodyear Tire & Rubber Co.	26,600	838,166
		1,709,239
AUTOMOBILES (0.9%)
Ford Motor Co.	99,080	1,111,678
General Motors Co.	49,180	1,769,496
Harley-Davidson, Inc.	8,760	426,349
		3,307,523
BANKS (5.7%)
Bank of America Corp.	152,729	3,683,823
BB&T Corp.	17,600	832,832
Citigroup, Inc.	42,420	2,903,649
Citizens Financial Group, Inc.	3,890	136,461
Comerica, Inc.	2,170	156,913
Fifth Third Bancorp	30,320	809,544
Huntington Bancshares, Inc.	21,010	278,382
JPMorgan Chase & Co.	45,774	4,202,053
KeyCorp	31,130	561,585
M&T Bank Corp.	1,590	259,409
People's United Financial, Inc.	27,500	479,600
PNC Financial Services Group, Inc.	8,934	1,150,699
Regions Financial Corp.	86,492	1,262,783
SunTrust Banks, Inc.	15,600	893,724
U.S. Bancorp	17,450	921,011
Wells Fargo & Co.	50,758	2,737,887
Zions Bancorp	12,840	581,909
		21,852,264
BEVERAGES (1.6%)
Coca-Cola Co.	52,040	2,385,514
Dr Pepper Snapple Group, Inc.	6,720	612,595
Monster Beverage Corp.(a)	7,460	393,515
PepsiCo, Inc.	21,651	2,524,723
		5,916,347
BIOTECHNOLOGY (2.9%)
AbbVie, Inc.	19,070	1,333,184
Alexion Pharmaceuticals, Inc.(a)	3,101	425,891
Amgen, Inc.	9,493	1,656,624
Biogen Idec, Inc.(a)	5,197	1,504,999
Celgene Corp.(a)	16,480	2,231,557
Gilead Sciences, Inc.	21,620	1,645,066
Incyte Corp.(a)	7,390	985,013
Regeneron Pharmaceuticals, Inc.(a)	1,163	571,754
Vertex Pharmaceuticals, Inc.(a)	3,420	519,224
		10,873,312
BUILDING PRODUCTS (0.3%)
Allegion PLC	963	78,234
Fortune Brands Home & Security, Inc.	3,530	231,815
Johnson Controls International PLC	16,551	644,662
Masco Corp.	7,480	285,212
		1,239,923
CAPITAL MARKETS (3.1%)
Affiliated Managers Group, Inc.	644	119,675
Ameriprise Financial, Inc.	2,036	294,976
Bank of New York Mellon Corp.	18,731	993,305
BlackRock, Inc., Class A	1,753	747,707
CBOE Holdings, Inc.	1,410	133,287
Charles Schwab Corp.	23,640	1,014,156
CME Group, Inc.	4,515	553,629
E*TRADE Financial Corp.(a)	22,668	929,388
Franklin Resources, Inc.	2,760	123,593
Goldman Sachs Group, Inc.	6,494	1,463,293
IntercontinentalExchange Group, Inc.	19,055	1,271,159
Invesco Ltd.	4,700	163,419
Moody's Corp.	2,240	294,851
Morgan Stanley	26,710	1,252,699
Northern Trust Corp.	2,560	224,026
Raymond James Financial, Inc.	970	80,694
S&P Global, Inc.	7,210	1,107,384
State Street Corp.	6,937	646,736
T. Rowe Price Group, Inc.	2,590	214,245
The NASDAQ OMX Group, Inc.	1,600	118,992
		11,747,214
CHEMICALS (1.8%)
Air Products & Chemicals, Inc.	3,310	470,516
Albemarle Corp.	8,590	994,722
CF Industries Holdings, Inc.	1,930	56,645
Dow Chemical Co.	12,500	803,000
E.I. du Pont de Nemours & Co.	10,840	891,156
Ecolab, Inc.	4,410	580,665
FMC Corp.	1,470	112,279
International Flavors & Fragrances, Inc.	1,170	155,821
LyondellBasell Industries N.V., Class A	3,320	299,099
Monsanto Co.	6,110	713,770
PPG Industries, Inc.	3,378	355,534
Praxair, Inc.	3,930	511,529
The Mosaic Co.	25,480	615,087
The Sherwin-Williams Co.	1,265	426,647
		6,986,470
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Cintas Corp.	5,730	772,691
Republic Services, Inc., Class A	10,246	657,998
Stericycle, Inc.(a)	1,300	100,204
Waste Management, Inc.	6,860	515,529
		2,046,422
COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems, Inc.	55,020	1,730,379
F5 Networks, Inc.(a)	7,510	906,833

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Harris Corp.	6,180	$707,425
Juniper Networks, Inc.	8,520	238,134
Motorola Solutions, Inc.	11,461	1,039,283
		4,622,054
CONSTRUCTION & ENGINEERING (0.6%)
Fluor Corp.	16,440	713,989
Jacobs Engineering Group, Inc.	10,960	577,811
Quanta Services, Inc.(a)	34,410	1,160,650
		2,452,450
CONSTRUCTION MATERIALS (0.5%)
Martin Marietta Materials, Inc.	3,750	849,113
Vulcan Materials Co.	9,643	1,187,246
		2,036,359
CONSUMER FINANCE (0.8%)
American Express Co.	8,670	738,944
Capital One Financial Corp.	13,878	1,196,006
Discover Financial Services	9,280	565,524
Navient Corp.	28,500	420,375
Synchrony Financial	9,160	277,731
		3,198,580
CONTAINERS & PACKAGING (0.4%)
Avery Dennison Corp.	2,010	186,789
Ball Corp.	3,960	165,924
International Paper Co.	4,550	250,159
Sealed Air Corp.	2,090	90,936
WestRock Co.	14,069	807,842
		1,501,650
DISTRIBUTORS (0.3%)
Genuine Parts Co.	1,430	121,450
LKQ Corp.(a)	24,520	847,411
		968,861
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	93,330

DIVERSIFIED FINANCIAL SERVICES (1.8%)
Berkshire Hathaway, Inc., Class B(a)	32,840	5,746,015
Leucadia National Corp.	47,590	1,238,767
		6,984,782
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	74,308	2,898,012
CenturyLink, Inc.	50,204	1,168,247
Level 3 Communications, Inc.(a)	3,560	208,901
Verizon Communications, Inc.	47,410	2,294,644
		6,569,804
ELECTRIC UTILITIES (2.3%)
Alliant Energy Corp.	2,760	111,863
American Electric Power Company, Inc.	8,420	593,947
Duke Energy Corp.	13,694	1,165,633
Edison International	5,390	424,085
Entergy Corp.	9,440	724,237
Eversource Energy	8,320	505,773
Exelon Corp.	33,749	1,293,937
FirstEnergy Corp.	22,719	724,963
NextEra Energy, Inc.	6,690	977,342
PG&E Corp.	8,760	592,964
Pinnacle West Capital Corp.	2,190	189,939
PPL Corp.	7,780	298,207
Southern Co.	10,160	486,969
Xcel Energy, Inc.	13,550	641,051
		8,730,910
ELECTRICAL EQUIPMENT (0.6%)
Acuity Brands, Inc.	2,580	522,837
AMETEK, Inc.	2,850	175,503
Eaton Corp. PLC	10,030	784,848
Emerson Electric Co.	7,540	449,459
Rockwell Automation, Inc.	2,110	348,213
		2,280,860
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Amphenol Corp., Class A	11,550	884,961
Corning, Inc.	42,080	1,226,211
FLIR Systems, Inc.	1,070	39,932
TE Connectivity Ltd.	3,650	293,424
		2,444,528
ENERGY EQUIPMENT & SERVICES (0.6%)
Baker Hughes, a GE company	5,539	204,334
Halliburton Co.	10,250	435,010
Helmerich & Payne, Inc.	870	44,039
National-Oilwell Varco, Inc.	4,946	161,784
Schlumberger Ltd.	14,824	1,016,926
TechnipFMC PLC(a)	2,770	79,056
Transocean Ltd.(a)	58,590	506,803
		2,447,952
EQUITY REAL ESTATE INVESTMENT TRUSTS (3.8%)
Alexandria Real Estate Equities, Inc.	1,260	152,775
American Tower Corp.	10,690	1,457,368
Apartment Investment & Management Co., Class A	17,639	803,456
AvalonBay Communities, Inc.	5,474	1,052,924
Boston Properties, Inc.	1,890	228,520
Crown Castle International Corp.	5,280	531,062
Digital Realty Trust, Inc.	7,030	810,840
Equinix, Inc.	1,164	524,650
Equity Residential	7,360	500,922
Essex Property Trust, Inc.	1,045	273,476
Extra Space Storage, Inc.	7,260	577,170
Federal Realty Investment Trust	860	114,062
General Growth Properties, Inc.	21,680	490,185
HCP, Inc.	5,330	168,694
Host Hotels & Resorts, Inc.	32,363	603,893
Iron Mountain, Inc.	2,549	92,860
JBG Smith Properties(a)	1,053	37,343
Kimco Realty Corp.	21,130	426,403
Macerich Co.	1,210	69,442
Mid-America Apartment Communities, Inc.	1,740	180,142
Prologis, Inc.	24,202	1,471,724
Public Storage, Inc.	2,067	424,913
Realty Income Corp.	3,960	225,958
Regency Centers Corp.	1,050	69,531
Simon Property Group, Inc.	4,190	664,115
SL Green Realty Corp.	990	102,237
UDR, Inc.	21,830	853,335
Ventas, Inc.	4,480	301,728
Vornado Realty Trust	2,105	167,032
Welltower, Inc.	11,900	873,341
Weyerhaeuser Co.	7,989	263,797
		14,513,898
FOOD & STAPLES RETAILING (2.3%)
Costco Wholesale Corp.	8,590	1,361,601
CVS Corp.	21,405	1,710,902
SYSCO Corp.	8,510	447,796
The Kroger Co.	30,080	737,562
Walgreens Boots Alliance, Inc.	13,260	1,069,684
Wal-Mart Stores, Inc.	31,390	2,510,886
Whole Foods Market, Inc.	18,290	763,790
		8,602,221

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
FOOD PRODUCTS (1.7%)
Archer-Daniels-Midland Co.	33,130	$1,397,424
Campbell Soup Co.	3,910	206,565
ConAgra Foods, Inc.	6,230	213,315
General Mills, Inc.	10,390	578,308
Hormel Foods Corp.	7,560	258,325
J.M. Smucker Co.	1,820	221,858
Kellogg Co.	5,120	348,160
McCormick & Company, Inc.	2,910	277,323
Mondelez International, Inc., Class A	20,570	905,491
The Hershey Co.	2,660	280,125
The Kraft Heinz Co.	7,856	687,086
Tyson Foods, Inc., Class A	15,440	978,278
		6,352,258
HEALTH CARE EQUIPMENT & SUPPLIES (4.2%)
Abbott Laboratories	26,252	1,291,073
Align Technology, Inc.(a)	10,310	1,724,141
Baxter International, Inc.	10,800	653,184
Becton, Dickinson & Co.	6,831	1,375,763
Boston Scientific Corp.(a)	45,127	1,201,281
C.R. Bard, Inc.	3,356	1,075,934
Danaher Corp.	10,210	832,013
Dentsply Sirona, Inc.	4,300	266,729
Edwards Lifesciences Corp.(a)	7,620	877,672
Hologic, Inc.(a)	9,160	404,964
IDEXX Laboratories, Inc.(a)	10,260	1,707,880
Intuitive Surgical, Inc.(a)	1,267	1,188,775
Medtronic PLC	19,013	1,596,522
Stryker Corp.	7,730	1,137,083
Varian Medical Systems, Inc.(a)	2,660	258,339
Zimmer Holdings, Inc.	3,020	366,386
		15,957,739
HEALTH CARE PROVIDERS & SERVICES (4.0%)
Aetna, Inc.	11,434	1,764,381
AmerisourceBergen Corp.	11,500	1,078,930
Anthem, Inc.	12,660	2,357,419
Cardinal Health, Inc.	15,660	1,209,892
Centene Corp.(a)	22,080	1,753,594
CIGNA Corp.	7,350	1,275,666
DaVita, Inc.(a)	7,730	500,749
Envision Healthcare Corp.(a)	1,860	104,960
Express Scripts Holding Co.(a)	16,141	1,011,072
Henry Schein, Inc.(a)	1,810	329,800
Humana, Inc.	5,813	1,343,966
Laboratory Corporation of America Holdings(a)	2,440	387,740
McKesson Corp.	8,705	1,409,078
Patterson Companies, Inc.	12,970	541,108
Quest Diagnostics, Inc.	3,000	324,930
		15,393,285
HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.(a)	11,000	708,070

HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Corp., Class A	9,560	638,417
Chipotle Mexican Grill, Inc.(a)	458	157,447
Hilton Worldwide Holdings, Inc.	2,930	183,213
Marriott International, Inc., Class A	8,586	894,575
McDonald's Corp.	10,970	1,701,886
Royal Caribbean Cruises Ltd.	2,180	246,493
Starbucks Corp.	33,840	1,826,683
Wyndham Worldwide Corp.	1,780	185,778
YUM! Brands, Inc.	5,490	414,385
		6,248,877
HOUSEHOLD DURABLES (1.2%)
D.R. Horton, Inc.	27,016	964,201
Garmin Ltd.	9,800	491,862
Leggett & Platt, Inc.	1,580	76,124
Lennar Corp., Class A	15,490	812,296
Mohawk Industries, Inc.(a)	1,094	272,395
Newell Rubbermaid, Inc.	7,080	373,258
Pulte Group, Inc.	31,215	762,270
Whirlpool Corp.	4,812	855,959
		4,608,365
HOUSEHOLD PRODUCTS (1.4%)
Church & Dwight Company, Inc.	5,740	306,229
Clorox Co.	2,470	329,720
Colgate-Palmolive Co.	12,280	886,616
Kimberly-Clark Corp.	6,150	757,434
Procter & Gamble Co.	32,201	2,924,495
		5,204,494
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.5%)
NRG Energy, Inc.	34,820	857,269
The AES Corp.	75,140	840,065
		1,697,334
INDUSTRIAL CONGLOMERATES (1.0%)
3M Co.	9,514	1,913,931
Honeywell International, Inc.	10,580	1,440,150
Roper Industries, Inc.	2,032	472,359
		3,826,440
INSURANCE (6.0%)
AFLAC, Inc.	12,850	1,024,788
American International Group, Inc.	22,754	1,489,249
Aon PLC	4,040	558,207
Arthur J. Gallagher & Co.	7,920	465,617
Assurant, Inc.	12,720	1,339,034
Chubb Ltd.	10,881	1,593,631
Cincinnati Financial Corp.	2,032	154,757
Everest Re Group, Ltd.	3,590	941,980
Hartford Financial Services Group, Inc.	23,090	1,269,950
Lincoln National Corp.	16,486	1,204,467
Loews Corp.	22,970	1,118,180
Marsh & McLennan Companies, Inc.	11,040	860,789
MetLife, Inc.	30,340	1,668,700
Principal Financial Group, Inc.	10,170	678,848
Progressive Corp.	17,570	828,074
Prudential Financial, Inc.	17,665	2,000,208
The Allstate Corp.	16,770	1,526,070
The Travelers Companies, Inc.	10,020	1,283,462
Torchmark Corp.	4,507	355,918
Unum Group	21,280	1,066,766
Willis Towers Watson PLC	1,830	272,450
XL Group Ltd.	26,700	1,185,480
		22,886,625
INTERNET & DIRECT MARKETING RETAIL (1.0%)
Expedia, Inc.	7,655	1,197,778
Priceline.com, Inc.(a)	1,257	2,549,825
TripAdvisor, Inc.(a)	3,565	139,106
		3,886,709
INTERNET SOFTWARE & SERVICES (3.8%)
Akamai Technologies, Inc.(a)	11,160	526,083
Alphabet, Inc., Class A(a)	3,667	3,467,149
Alphabet, Inc., Class C(a)	3,720	3,461,460
eBay, Inc.(a)	16,280	581,684
Facebook, Inc.(a)	34,940	5,913,595
VeriSign, Inc.(a)	6,220	629,277
		14,579,248

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
IT SERVICES (3.8%)
Accenture PLC, Class A	8,250	$1,062,765
Alliance Data Systems Corp.	777	187,591
Automatic Data Processing, Inc.	6,460	768,159
Cognizant Technology Solutions Corp., Class A	8,270	573,276
CSRA, Inc.	1,640	53,480
DXC Technology Co.	4,067	318,771
Fidelity National Information Services, Inc.	10,336	942,850
Fiserv, Inc.(a)	7,670	985,595
Gartner, Inc.(a)	6,140	787,885
International Business Machines Corp.	10,206	1,476,502
MasterCard, Inc., Class A	16,370	2,092,086
Paychex, Inc.	7,240	418,834
PayPal Holdings, Inc.(a)	27,330	1,600,172
Total System Services, Inc.	13,461	854,235
Visa, Inc., Class A	24,364	2,425,680
Western Union Co.	6,920	136,670
		14,684,551
LEISURE PRODUCTS (0.2%)
Hasbro, Inc.	4,990	528,341
Mattel, Inc.	3,680	73,674
		602,015
LIFE SCIENCES TOOLS & SERVICES (0.5%)
Agilent Technologies, Inc.	6,470	386,841
Illumina, Inc.(a)	2,128	369,953
Mettler-Toledo International, Inc.(a)	740	424,079
PerkinElmer, Inc.	3,670	241,596
Waters Corp.(a)	1,820	315,661
		1,738,130
MACHINERY (1.6%)
Caterpillar, Inc.	7,540	859,183
Cummins, Inc.	5,560	933,524
Deere & Co.	3,352	429,995
Dover Corp.	1,220	102,480
Flowserve Corp.	460	18,920
Fortive Corp.	3,470	224,648
Illinois Tool Works, Inc.	8,350	1,174,928
Ingersoll-Rand PLC	12,070	1,060,712
PACCAR, Inc.	4,565	312,474
Parker Hannifin Corp.	1,775	294,614
Pentair PLC	840	52,979
Snap-on, Inc.	640	98,688
Stanley Black & Decker, Inc.	2,142	301,358
Xylem, Inc.	6,850	388,600
		6,253,103
MEDIA (2.2%)
Charter Communications, Inc., Class A(a)	6,410	2,512,143
Discovery Communications, Inc., Class A(a)	14,870	365,802
Discovery Communications, Inc., Class C(a)	7,670	177,407
Dish Network Corp.(a)	3,340	213,860
Interpublic Group of Companies, Inc.	9,330	201,621
News Corp., Class A	57,890	828,406
News Corp., Class B	14,630	215,061
Omnicom Group, Inc.	5,010	394,488
Scripps Networks Interactive, Inc., Class A	12,640	1,104,862
The Walt Disney Co.	20,500	2,253,565
		8,267,215
METALS & MINING (0.3%)
Freeport-McMoRan Copper & Gold, Inc., Class B(a)	17,218	251,727
Newmont Mining Corp.	22,170	824,059
Nucor Corp.	3,510	202,422
		1,278,208
MULTILINE RETAIL (0.9%)
Dollar General Corp.	9,740	732,058
Dollar Tree, Inc.(a)	12,562	905,469
Kohl's Corp.	16,460	680,621
Macy's, Inc.	17,102	406,172
Nordstrom, Inc.	1,080	52,456
Target Corp.	11,400	646,038
		3,422,814
MULTI-UTILITIES (1.4%)
Ameren Corp.	9,950	558,195
CenterPoint Energy, Inc.	17,820	502,346
CMS Energy Corp.	5,350	247,384
Consolidated Edison, Inc.	10,410	862,572
Dominion Resources, Inc.	7,514	579,930
DTE Energy Co.	6,030	645,572
NiSource, Inc.	20,560	535,794
Public Service Enterprise Group, Inc.	13,546	609,164
SCANA Corp.	3,370	216,927
Sempra Energy	2,950	333,379
WEC Energy Group	4,475	281,791
		5,373,054
OIL, GAS & CONSUMABLE FUELS (4.4%)
Anadarko Petroleum Corp.	5,680	259,406
Apache Corp.	3,690	182,581
Cabot Oil & Gas Corp., Class A	4,510	112,164
Chesapeake Energy Corp.(a)	7,420	36,803
Chevron Corp.	21,789	2,379,141
Cimarex Energy Co.	940	93,088
Concho Resources, Inc.(a)	1,790	233,165
ConocoPhillips	12,099	548,932
Devon Energy Corp.	5,100	169,881
EOG Resources, Inc.	6,234	593,103
EQT Corp.	1,730	110,201
Exxon Mobil Corp.	47,060	3,766,682
Hess Corp.	3,010	134,065
Kinder Morgan, Inc.	18,460	377,138
Marathon Oil Corp.	26,880	328,742
Marathon Petroleum Corp.	24,120	1,350,479
Murphy Oil Corp.	19,330	513,791
Newfield Exploration Co.(a)	2,030	58,322
Noble Energy, Inc.	3,840	111,014
Occidental Petroleum Corp.	8,342	516,620
ONEOK, Inc.	3,710	209,875
Phillips 66	12,179	1,019,991
Pioneer Natural Resources Co.	2,096	341,858
Range Resources Corp.	1,660	35,043
Tesoro Corp.	14,300	1,423,279
Valero Energy Corp.	24,310	1,676,661
Williams Companies, Inc.	7,920	251,698
		16,833,723
PERSONAL PRODUCTS (0.1%)
Coty, Inc.	9,640	197,427
The Estee Lauder Companies, Inc., Class A	3,330	329,637
		527,064
PHARMACEUTICALS (1.3%)
Allergan PLC	7,320	1,847,056
Eli Lilly & Co.	15,500	1,281,230
Mallinckrodt PLC(a)	15,390	704,862
Mylan N.V.(a)	7,110	277,219
Perrigo Co. PLC	2,861	214,346
Zoetis, Inc.	11,820	738,986
		5,063,699

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
PROFESSIONAL SERVICES (0.4%)
Equifax, Inc.	1,920	$279,245
IHS Markit, Ltd.(a)	2,890	134,819
Nielsen Holdings PLC	5,520	237,415
Robert Half International, Inc.	1,070	48,417
Verisk Analytics, Inc.(a)	8,450	737,347
		1,437,243
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CBRE Group, Inc., Class A(a)	4,580	173,994

ROAD & RAIL (0.6%)
CSX Corp.	9,020	445,047
J.B. Hunt Transport Services, Inc.	4,310	390,960
Kansas City Southern Industries, Inc.	990	102,158
Norfolk Southern Corp.	3,190	359,130
Union Pacific Corp.	9,032	929,935
		2,227,230
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.0%)
Advanced Micro Devices, Inc.(a)	4,590	62,470
Analog Devices, Inc.	11,094	876,537
Applied Materials, Inc.	64,720	2,867,743
Broadcom Ltd.	10,605	2,615,829
Intel Corp.	50,280	1,783,432
KLA-Tencor Corp.	2,180	201,934
Lam Research Corp.	12,853	2,049,539
Microchip Technology, Inc.	14,600	1,168,584
Micron Technology, Inc.(a)	10,870	305,664
NVIDIA Corp.	20,215	3,285,140
Qorvo, Inc.(a)	1,540	105,582
QUALCOMM, Inc.	22,190	1,180,286
Skyworks Solutions, Inc.	9,800	1,027,726
Texas Instruments, Inc.	17,460	1,420,895
Xilinx, Inc.	2,730	172,700
		19,124,061
SOFTWARE (4.1%)
Activision Blizzard, Inc.	25,180	1,555,621
Adobe Systems, Inc.(a)	11,294	1,654,458
ANSYS, Inc.(a)	1,480	191,734
Autodesk, Inc.(a)	2,680	296,917
CA, Inc.	4,340	134,714
Citrix Systems, Inc.(a)	8,140	642,897
Intuit, Inc.	3,500	480,235
Microsoft Corp.	85,220	6,195,494
Oracle Corp.	35,001	1,747,600
Red Hat, Inc.(a)	9,330	922,457
Salesforce.com, Inc.(a)	16,870	1,531,796
Symantec Corp.	9,232	286,100
Synopsys, Inc.(a)	2,220	169,985
		15,810,008
SPECIALTY RETAIL (2.9%)
Advance Auto Parts, Inc.	3,241	363,024
AutoNation, Inc.(a)	20,380	863,704
AutoZone, Inc.(a)	538	290,423
Bed Bath & Beyond, Inc.	11,410	341,159
Best Buy Company, Inc.	4,270	249,112
CarMax, Inc.(a)	1,810	119,913
Foot Locker, Inc.	1,890	89,189
Gap, Inc.	15,240	363,169
Home Depot, Inc.	15,330	2,293,368
L Brands, Inc.	2,470	114,583
Lowe's Companies, Inc.	11,620	899,388
O'Reilly Automotive, Inc.(a)	2,746	561,008
Ross Stores, Inc.	13,610	752,905
Signet Jewelers Ltd.	3,490	213,448
Staples, Inc.	101,425	1,029,464
Tiffany & Co.	1,350	128,939
TJX Companies, Inc.	8,870	623,650
Tractor Supply Co.	2,890	162,187
Ulta Salon Cosmetics & Fragrance, Inc.(a)	6,090	1,529,869
		10,988,502
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.1%)
Apple Computer, Inc.	56,921	8,465,860
Hewlett Packard Enterprise Co.	47,350	829,099
HP, Inc.	48,330	923,103
NetApp, Inc.	2,550	110,721
Seagate Technology PLC	2,840	93,606
Western Digital Corp.	7,001	595,925
Xerox Corp.	29,951	918,597
		11,936,911
TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Coach, Inc.	3,340	157,447
Hanesbrands, Inc.	8,350	191,382
Michael Kors Holdings Ltd.(a)	16,570	603,811
NIKE, Inc., Class B	17,820	1,052,271
PVH Corp.	5,210	621,501
Ralph Lauren Corp.	505	38,203
Under Armour, Inc., Class A(a)	5,780	115,715
Under Armour, Inc., Class C(a)	1,024	18,545
VF Corp.	3,435	213,623
		3,012,498
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	2,990	128,450
United Rentals, Inc.(a)	5,300	630,488
W.W. Grainger, Inc.	705	117,552
		876,490
WATER UTILITIES (0.1%)
American Water Works Company, Inc.	5,160	418,476

TOTAL COMMON STOCKS (COST $326,738,761)		380,773,871

RIGHTS (0.0%)
FOOD & STAPLES RETAILING (0.0%)
Safeway, Inc.(a)(b)	25,130	–
Safeway, Inc.(a)(b)	25,130	–

TOTAL RIGHTS (COST $–)		–

MONEY MARKET FUND (0.3%)
Federated Government Obligations Fund, Institutional Shares, 0.86%(c)	1,312,341	1,312,341

TOTAL MONEY MARKET FUND (COST $1,312,341)		1,312,341
TOTAL INVESTMENTS (COST $328,051,102) 99.9%		382,086,212
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		204,899

NET ASSETS 100.0%		$382,291,111

(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.0% of the Fund’s net assets.
(c)	Variable rate security. Rate shown represents the rate as of July 31, 2017.

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (1.7%)
AAR Corp.	4,570	$170,918
Aerojet Rocketdyne Holdings, Inc.(a)	3,290	77,150
AeroVironment, Inc.(a)	1,140	43,081
Axon Enterprise, Inc.(a)	11,580	284,752
Cubic Corp.	1,480	70,522
Curtiss-Wright Corp.	3,470	334,577
Engility Holdings, Inc.(a)	1,070	31,212
Esterline Technologies Corp.(a)	2,600	250,900
Huntington Ingalls Industries, Inc.	3,144	648,010
KLX, Inc.(a)	6,800	353,056
Mercury Computer Systems, Inc.(a)	9,880	433,831
Moog, Inc., Class A(a)	1,860	138,235
National Presto Industries, Inc.	500	56,550
Orbital ATK, Inc.	3,263	333,413
Teledyne Technologies, Inc.(a)	2,390	325,853
Triumph Group, Inc.	2,960	75,776
		3,627,836
AIR FREIGHT & LOGISTICS (0.3%)
Atlas Air Worldwide Holdings(a)	5,680	337,392
Echo Global Logistics, Inc.(a)	7,350	100,327
Forward Air Corp.	1,510	78,263
Hub Group, Inc., Class A(a)	5,790	197,150
		713,132
AIRLINES (0.6%)
Allegiant Travel Co.	926	119,685
Hawaiian Holdings, Inc.(a)	6,360	263,304
JetBlue Airways Corp.(a)	21,930	480,925
SkyWest, Inc.	8,780	320,470
		1,184,384
AUTO COMPONENTS (1.3%)
American Axle & Manufacturing Holdings, Inc.(a)	15,130	223,016
Cooper Tire & Rubber Co.	6,570	240,133
Cooper-Standard Holding, Inc.(a)	2,830	289,396
Dana, Inc.	15,110	358,409
Dorman Products, Inc.(a)	4,140	323,251
Fox Factory Holding Corp.(a)	7,850	301,832
Gentex Corp.	18,480	314,530
Gentherm, Inc.(a)	2,220	74,259
LCI Industries	3,670	391,773
Motorcar Parts of America, Inc.(a)	1,270	35,522
Standard Motor Products, Inc.	1,070	53,907
Superior Industries International, Inc.	5,010	97,946
		2,703,974
AUTOMOBILES (0.4%)
Thor Industries, Inc.	5,000	526,750
Winnebago Industries, Inc.	5,700	209,760
		736,510
BANKS (6.1%)
Ameris Bancorp	5,750	263,350
Associated Bancorp	13,150	314,942
Banc of California, Inc.	11,550	237,352
BancorpSouth, Inc.	4,170	125,308
Bank of Hawaii Corp.	2,690	225,072
Bank of the Ozarks, Inc.	8,580	370,227
Banner Corp.	1,730	99,942
Boston Private Financial Holdings, Inc.	6,690	102,691
Brookline Bancorp, Inc.	6,090	90,436
Cathay General Bancorp	3,620	135,569
Central Pacific Financial Corp.	3,700	114,441
Chemical Financial Corp.	4,004	192,953
City Holding Co.	910	59,723
Columbia Banking System, Inc.	2,830	112,747
Commerce Bancshares, Inc.	4,417	256,363
Community Bank System, Inc.	2,820	154,818
Cullen/Frost Bankers, Inc.	3,260	295,943
Customers BanCorp, Inc.(a)	5,740	171,339
CVB Financial Corp.	3,720	80,129
East West Bancorp, Inc.	7,790	443,874
F.N.B. Corp.	9,910	135,767
Fidelity Southern Corp.	560	11,794
First Bancorp(a)	48,752	285,687
First Commonwealth Financial Corp.	4,950	64,498
First Financial Bancorp	2,060	52,736
First Financial Bankshares, Inc.	5,080	219,710
First Horizon National Corp.	18,240	317,923
First Midwest Bancorp, Inc.	6,240	138,590
Fulton Financial Corp.	11,130	203,122
Glacier Bancorp, Inc.	3,730	130,252
Great Western BanCorp, Inc.	3,280	127,953
Hancock Holding Co.	4,599	211,554
Hanmi Financial Corp.	5,311	152,160
Home Bancshares, Inc.	13,032	323,194
Hope BanCorp, Inc.	7,602	134,023
Independent Bank Corp. - Massachusetts	1,590	113,446
International Bancshares Corp.	3,120	110,448
LegacyTexas Financial Group, Inc.	7,240	280,333
MB Financial, Inc.	3,561	145,645
National Bank Holdings Corp.	6,130	209,217
NBT Bancorp	1,690	61,077
OFG Bancorp	11,330	113,866
Old National Bancorp	4,940	80,522
Opus Bank	4,970	118,286
PacWest Bancorp	6,730	323,175
Pinnacle Financial Partners, Inc.	6,400	408,960
Prosperity Bancshares, Inc.	4,060	260,246
S & T Bancorp, Inc.	1,570	59,472
ServisFirst Bancshares, Inc.	6,600	239,844
Signature Bank(a)	3,220	446,228
Simmons First National Corp., Class A	1,960	106,918
Southside Bancshares, Inc.	3,724	129,335
Sterling Bancorp	9,048	209,009
SVB Financial Group(a)	3,140	560,302
Synovus Financial Corp.	6,302	274,011
TCF Financial Corp.	8,990	141,682
Texas Capital Bancshares, Inc.(a)	2,920	228,782
Tompkins Financial Corp.	2,039	160,490
Trustmark Corp.	4,470	142,861
UMB Financial Corp.	2,550	177,633
Umpqua Holdings Corp.	14,270	264,566
United Bankshares, Inc.	7,243	249,884
United Community Banks, Inc.	7,752	215,196
Valley National Bancorp	12,762	151,613
Webster Financial Corp.	5,530	287,173
WestAmerica Bancorp	1,520	83,174
Wintrust Financial Corp.	3,390	255,301
		12,964,877
BEVERAGES (0.0%)
Coca-Cola Bottling Co. Consolidated	349	83,791

BIOTECHNOLOGY (1.5%)
Acorda Therapeutics, Inc.(a)	2,970	64,300
AMAG Pharmaceuticals, Inc.(a)	8,890	174,688
Bioverativ, Inc.(a)	8,960	555,251
Cytokinetics, Inc.(a)	15,410	216,511
Eagle Pharmaceuticals, Inc.(a)	1,640	80,606
Emergent BioSolutions, Inc.(a)	1,940	70,558
Enanta Pharmaceuticals, Inc.(a)	3,870	147,486
Ligand Pharmaceuticals, Inc., Class B(a)	2,260	273,257
MiMedx Group, Inc.(a)	36,480	545,741

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Momenta Pharmaceuticals, Inc.(a)	7,970	$131,904
Myriad Genetics, Inc.(a)	8,620	209,207
Progenics Pharmaceuticals, Inc.(a)	32,430	195,553
Repligen Corp.(a)	2,070	83,359
Spectrum Pharmaceuticals, Inc.(a)	2,900	21,634
United Therapeutics Corp.(a)	2,523	323,953
		3,094,008
BUILDING PRODUCTS (1.5%)
A.O. Smith Corp.	9,140	489,447
AAON, Inc.	5,058	170,960
American Woodmark Corp.(a)	840	82,446
Apogee Enterprises, Inc.	1,630	84,907
Gibraltar Industries, Inc.(a)	6,460	192,831
Griffon Corp.	11,460	234,930
Insteel Industries, Inc.	4,730	124,494
Lennox International, Inc.	2,330	398,430
Patrick Industries, Inc.(a)	4,830	367,563
PGT, Inc.(a)	13,760	178,880
Quanex Building Products Corp.	8,765	188,447
Simpson Manufacturing Company, Inc.	3,660	162,101
Trex Company, Inc.(a)	5,760	433,210
Universal Forest Products, Inc.	1,340	112,359
		3,221,005
CAPITAL MARKETS (2.5%)
Donnelley Financial Solutions, Inc.(a)	2,051	47,583
Eaton Vance Corp.	5,850	287,176
Evercore Partners, Inc.	4,130	324,824
FactSet Research Systems, Inc.	2,520	421,394
Federated Investors, Inc., Class B	4,120	118,780
Financial Engines, Inc.	3,110	119,579
Greenhill & Company, Inc.	1,430	26,455
Interactive Brokers Group, Inc., Class A	4,060	162,603
International FCStone, Inc.(a)	6,250	244,563
Investment Technology Group, Inc.	5,970	131,758
Janus Henderson Group PLC(a)	11,290	378,102
Legg Mason, Inc.	9,660	386,497
MarketAxess Holdings, Inc.	3,470	704,028
MSCI, Inc., Class A	6,270	683,117
Piper Jaffray Companies, Inc.	4,510	281,424
SEI Investments Co.	6,800	384,268
Stifel Financial Corp.(a)	5,995	304,846
Virtus Investment Partners, Inc.	557	65,615
Waddell & Reed Financial, Inc., Class A	7,210	149,031
WisdomTree Investments, Inc.	6,900	72,036
		5,293,679
CHEMICALS (2.4%)
A. Schulman, Inc.	1,830	48,129
AdvanSix, Inc.(a)	9,660	323,417
American Vanguard Corp.	1,340	23,718
Ashland Global Holdings, Inc.	3,520	228,694
Balchem Corp.	3,145	244,052
Cabot Corp.	3,350	182,005
Calgon Carbon Corp.	2,250	36,000
Flotek Industries, Inc.(a)	2,490	20,966
FutureFuel Corp.	1,380	20,093
H.B. Fuller Co.	2,660	137,043
Hawkins, Inc.	570	25,621
Ingevity Corp.(a)	2,350	137,475
Innophos Holdings, Inc.	1,140	47,618
Innospec, Inc.	1,430	89,232
Koppers Holdings, Inc.(a)	1,230	44,649
Kraton Performance Polymers, Inc.(a)	8,580	319,176
LSB Industries, Inc.(a)	13,010	92,111
Mineral Technologies, Inc.	4,320	305,856
NewMarket Corp.	674	310,114
Olin Corp.	11,440	337,251
PolyOne Corp.	4,210	154,002
Quaker Chemical Corp.	1,690	239,760
Rayonier, Inc.	7,313	109,037
RPM International, Inc.	6,840	354,791
Sensient Technologies Corp.	2,300	171,028
Stepan Co.	1,150	94,496
The Chemours Co.	9,680	460,865
The Scotts Miracle-Gro Co., Class A	2,600	249,574
Tredegar Industries, Inc.	1,590	24,009
Valvoline, Inc.	10,366	234,997
		5,065,779
COMMERCIAL SERVICES & SUPPLIES (2.1%)
ABM Industries, Inc.	3,190	142,338
Brady Corp., Class A	2,360	78,352
Clean Harbors, Inc.(a)	3,060	173,808
Copart, Inc.(a)	15,340	483,057
Deluxe Corp.	2,780	200,716
Essendant, Inc.	15,290	190,819
Healthcare Services Group, Inc.	4,652	243,067
Herman Miller, Inc.	2,980	100,351
HNI Corp.	2,460	92,865
Interface, Inc.	4,180	79,211
LSC Communications, Inc.	12,081	258,292
Matthews International Corp., Class A	2,150	140,932
Mobile Mini, Inc.	2,490	76,692
MSA Safety, Inc.	1,870	149,899
Multi-Color Corp.	810	65,205
Pitney Bowes, Inc.	7,730	121,670
R.R. Donnelley & Sons Co.	15,353	189,763
Rollins, Inc.	5,255	228,120
Team, Inc.(a)	1,770	25,400
Tetra Tech, Inc.	8,930	423,729
The Brink's Co.	2,460	192,249
UniFirst Corp.	1,160	165,010
US Ecology, Inc.	5,100	264,690
Viad Corp.	7,240	387,702
		4,473,937
COMMUNICATIONS EQUIPMENT (1.5%)
ADTRAN, Inc.	2,280	53,466
Applied Optoelectronics, Inc.(a)	1,040	101,390
ARRIS International PLC(a)	9,759	272,862
Bel Fuse, Inc., Class B	730	18,432
Black Box Corp.	6,110	48,269
Brocade Communications Systems, Inc.	19,530	246,664
CalAmp Corp.(a)	1,750	33,425
Ciena Corp.(a)	7,440	191,580
Comtech Telecommunications Corp.	22,030	396,540
Digi International, Inc.(a)	6,000	62,700
Harmonic, Inc.(a)	7,510	30,791
InterDigital, Inc.	5,730	417,430
Lumentum Holdings, Inc.(a)	6,434	402,768
NETGEAR, Inc.(a)	1,980	94,842
NetScout Systems, Inc.(a)	4,830	166,635
Oclaro, Inc.(a)	23,160	226,505
Plantronics, Inc.	1,840	83,131
ViaSat, Inc.(a)	3,050	201,575
Viavi Solutions, Inc.(a)	9,570	104,983
		3,153,988
CONSTRUCTION & ENGINEERING (1.0%)
AECOM Technology Corp.(a)	14,202	453,043
Aegion Corp.(a)	5,670	135,740
Comfort Systems USA, Inc.	2,010	66,933
Dycom Industries, Inc.(a)	1,730	156,738
EMCOR Group, Inc.	3,120	210,600
Granite Construction, Inc.	5,100	250,002
KBR, Inc.	13,390	199,779

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MYR Group, Inc.(a)	5,190	$165,094
Orion Group Holdings, Inc.(a)	41,000	287,820
Valmont Industries, Inc.	1,500	229,050
		2,154,799
CONSTRUCTION MATERIALS (0.2%)
Eagle Materials, Inc., Class A	4,650	437,565
U.S. Concrete, Inc.(a)	980	76,783
		514,348
CONSUMER FINANCE (0.8%)
Encore Capital Group, Inc.(a)	8,500	340,850
Enova International, Inc.(a)	13,563	196,664
EZCORP, Inc., Class A(a)	13,910	108,498
Firstcash, Inc.	2,688	156,307
Green Dot Corp., Class A(a)	2,850	114,684
PRA Group, Inc.(a)	2,630	103,096
SLM Corp.(a)	39,110	433,339
World Acceptance Corp.(a)	2,860	216,130
		1,669,568
CONTAINERS & PACKAGING (1.0%)
AptarGroup, Inc.	3,380	273,543
Bemis Company, Inc.	5,040	213,545
Greif, Inc., Class A	2,800	157,052
Myers Industries, Inc.	1,120	19,040
Owens-Illinois, Inc.(a)	15,160	362,324
Packaging Corporation of America	7,430	813,436
Silgan Holdings, Inc.	4,060	123,018
Sonoco Products Co.	4,660	225,917
		2,187,875
DISTRIBUTORS (0.2%)
Pool Corp.	3,540	382,745

DIVERSIFIED CONSUMER SERVICES (0.9%)
Adtalem Global Education, Inc.	7,470	242,775
American Public Education, Inc.(a)	4,480	95,424
Capella Education Co.	2,160	148,392
Career Education Corp.(a)	3,860	32,462
Graham Holdings Co.	735	435,414
Regis Corp.(a)	17,670	186,065
Service Corporation International	11,300	392,449
Sotheby's(a)	4,520	255,787
Strayer Education, Inc.	732	57,550
		1,846,318
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
ATN International, Inc.	910	52,780
Cincinnati Bell, Inc.(a)	2,552	47,595
Cogent Communications Holdings, Inc.	4,810	200,818
Consolidated Communications Holdings, Inc.	2,910	52,380
Frontier Communications Corp.	8,172	125,113
General Communication, Inc., Class A(a)	2,320	98,994
Iridium Communications, Inc.(a)	16,730	166,464
Lumos Networks Corp.(a)	1,120	20,059
		764,203
ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	2,580	189,037
El Paso Electric Co.	1,850	96,015
Great Plains Energy, Inc.	14,971	462,005
Hawaiian Electric Industries, Inc.	7,040	232,250
IDACORP, Inc.	2,740	236,626
OGE Energy Corp.	9,110	326,685
PNM Resources, Inc.	5,530	220,370
Westar Energy, Inc.	7,130	361,847
		2,124,835
ELECTRICAL EQUIPMENT (0.7%)
AZZ, Inc.	1,560	79,092
Encore Wire Corp.	2,990	133,354
EnerSys	3,310	239,214
General Cable Corp.	7,420	143,206
Hubbell, Inc.	3,040	361,122
Powell Industries, Inc.	2,780	88,543
Regal-Beloit Corp.	4,100	341,735
Vicor Corp.(a)	8,590	152,472
		1,538,738
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.5%)
Agilysys, Inc.(a)	570	5,734
Anixter International, Inc.(a)	4,160	327,600
Arrow Electronics, Inc.(a)	9,230	750,307
Avnet, Inc.	13,600	521,968
Badger Meter, Inc.	1,540	69,685
Belden CDT, Inc.	2,470	177,692
Benchmark Electronics, Inc.(a)	10,170	342,220
Cognex Corp.	8,330	791,850
Coherent, Inc.(a)	2,254	597,310
CTS Corp.	14,790	325,380
Daktronics, Inc.	3,000	29,340
Electro Scientific Industries, Inc.(a)	15,280	132,172
ePlus, Inc.(a)	800	64,720
Fabrinet(a)	7,850	353,329
FARO Technologies, Inc.(a)	960	37,920
II-VI, Inc.(a)	10,170	387,477
Insight Enterprises, Inc.(a)	8,080	327,402
IPG Photonics Corp.(a)	2,870	438,077
Itron, Inc.(a)	3,550	259,150
Jabil Circuit, Inc.	21,620	659,410
Keysight Technologies, Inc.(a)	9,570	398,016
Knowles Corp.(a)	3,970	60,145
Littelfuse, Inc.	2,380	428,828
Methode Electronics, Inc., Class A	2,020	80,295
MTS Systems Corp.	1,010	53,227
National Instruments Corp.	5,035	207,140
OSI Systems, Inc.(a)	1,160	92,765
Park Electrochemical Corp.	760	14,280
Plexus Corp.(a)	3,750	201,037
Rogers Corp.(a)	1,060	125,048
Sanmina Corp.(a)	11,210	401,879
ScanSource, Inc.(a)	8,550	338,580
SYNNEX Corp.	3,520	418,598
Tech Data Corp.(a)	5,420	555,008
Trimble Navigation Ltd.(a)	12,750	477,233
TTM Technologies, Inc.(a)	22,180	385,488
VeriFone Systems, Inc.(a)	5,250	102,428
Vishay Intertechnology, Inc.	15,180	270,963
Zebra Technologies Corp., Class A(a)	4,040	410,949
		11,620,650
ENERGY EQUIPMENT & SERVICES (1.5%)
Archrock, Inc.	3,970	43,472
Atwood Oceanics, Inc.(a)	26,690	209,783
Bristow Group, Inc.	12,960	95,515
CARBO Ceramics, Inc.(a)	1,100	7,777
Core Laboratories N.V.	2,830	284,500
Diamond Offshore Drilling, Inc.(a)	4,660	57,877
Dril-Quip, Inc.(a)	2,620	116,852
Ensco PLC, Class A, Sponsored ADR	13,360	70,674
Era Group, Inc.(a)	13,400	117,384
Exterran Corp.(a)	15,155	419,642
Geospace Technologies Corp.(a)	570	8,772
Gulf Island Fabrication, Inc.	16,470	187,758
Helix Energy Solutions Group, Inc.(a)	6,430	42,052
Matrix Service Co.(a)	9,710	100,499

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
McDermott International, Inc.(a)	10,160	$68,783
Nabors Industries Ltd.	13,530	104,316
Newpark Resources, Inc.(a)	7,090	59,202
Noble Corp. PLC(a)	50,180	200,720
Oceaneering International, Inc.	8,470	217,256
Oil States International, Inc.(a)	3,310	82,254
Patterson-UTI Energy, Inc.	9,040	174,834
Pioneer Energy Services Corp.(a)	5,130	11,286
Rowan Companies, Inc., Class A(a)	17,860	208,426
SEACOR Holdings, Inc.(a)	1,490	50,794
Superior Energy Services, Inc.(a)	7,690	82,744
Tesco Corp.(a)	3,670	16,882
TETRA Technologies, Inc.(a)	4,190	11,774
Unit Corp.(a)	2,960	53,221
US Silica Holdings, Inc.	4,210	122,637
		3,227,686
EQUITY REAL ESTATE INVESTMENT TRUSTS (6.8%)
Acadia Realty Trust	5,997	178,351
Agree Realty Corp.	4,150	204,055
American Assets Trust, Inc.	5,320	216,045
American Campus Communities, Inc.	7,540	361,468
Camden Property Trust	4,940	443,118
Care Capital Properties, Inc.	4,630	112,139
CareTrust REIT, Inc.	12,218	222,856
CBL & Associates Properties, Inc.	6,320	55,553
Cedar Shopping Centers, Inc.	4,120	21,342
Chatham Lodging Trust	1,440	29,779
Chesapeake Lodging Trust	5,580	140,783
Corecivic, Inc.	9,058	250,907
Coresite Realty Corp.	2,120	230,190
Corporate Office Properties Trust	5,190	172,775
Cousins Properties, Inc.	20,119	184,894
Cyrusone, Inc.	4,420	263,918
DCT Industrial Trust, Inc.	7,880	443,959
DiamondRock Hospitality Co.	11,740	137,123
Douglas Emmett, Inc.	7,770	297,280
Duke Realty Corp.	20,590	588,668
EastGroup Properties, Inc.	2,220	193,540
Education Realty Trust, Inc.	7,310	274,490
EPR Properties	4,440	321,367
First Industrial Realty Trust, Inc.	10,710	326,869
Four Corners Property Trust, Inc.	15,947	404,735
Franklin Street Properties Corp.	3,250	34,353
Getty Realty Corp.	5,040	130,939
Government Properties Income Trust	4,270	75,707
Healthcare Realty Trust, Inc.	7,960	265,068
Hersha Hospitality Trust	1,620	30,391
Highwood Properties, Inc.	5,530	284,906
Hospitality Properties Trust	8,030	233,352
Kilroy Realty Corp.	7,550	524,046
Kite Realty Group Trust	6,325	129,852
Lamar Advertising Co.	5,930	418,480
LaSalle Hotel Properties	9,130	269,700
Lexington Corp. Properties Trust	17,775	180,950
Liberty Property Trust	9,500	399,190
Life Storage, Inc.	3,150	230,076
LTC Properties, Inc.	2,410	124,452
Mack-Cali Realty Corp.	4,340	113,882
Medical Properties Trust, Inc.	26,430	343,061
National Retail Properties, Inc.	9,000	359,820
National Storage Affiliates	18,280	419,709
OMEGA Healthcare Investors, Inc.	10,826	341,993
Parkway, Inc.	2,256	51,911
Pennsylvania Real Estate Investment Trust	3,840	45,658
Potlatch Corp.	2,200	105,270
PS Business Parks, Inc.	1,440	193,622
Quality Care Properties(a)	14,400	242,208
Ramco-Gershenson Properties Trust	2,280	32,125
Rayonier, Inc.	5,360	155,815
Retail Opportunity Investments Corp.	8,980	182,114
Sabra Healthcare REIT, Inc.	3,610	83,752
Saul Centers, Inc.	1,130	66,851
Senior Housing Properties Trust	14,200	276,190
Summit Hotel Properties, Inc.	15,130	271,281
Tanger Factory Outlet Center	6,890	182,103
Taubman Centers, Inc.	4,440	252,503
The Geo Group, Inc.	6,644	195,001
Uniti Group, Inc.	15,704	402,022
Universal Health Realty Income Trust	950	73,606
Urban Edge Properties	4,870	122,383
Urstadt Biddle Properties, Inc., Class A	3,690	77,269
Washington Prime Group, Inc.	7,720	69,634
Weingarten Realty Investors	10,500	340,830
		14,408,279
FOOD & STAPLES RETAILING (0.5%)
SpartanNash Co.	9,204	255,319
Sprouts Farmers Markets, Inc.(a)	7,830	188,468
SuperValu, Inc.(a)	28,430	101,780
The Andersons, Inc.	6,325	217,896
United Natural Foods, Inc.(a)	8,480	326,734
		1,090,197
FOOD PRODUCTS (2.1%)
B&G Foods, Inc.	7,120	258,100
Calavo Growers, Inc.	3,010	222,890
Cal-Maine Foods, Inc.(a)	1,850	70,577
Darling International, Inc.(a)	22,800	370,956
Dean Foods Co.	12,860	192,900
Flowers Foods, Inc.	12,113	213,068
Hain Celestial Group, Inc.(a)	5,690	254,400
Ingredion, Inc.	4,050	499,446
J & J Snack Foods Corp.	1,080	141,912
John B. Sanfilippo & Son, Inc.	570	36,662
Lamb Weston Holding, Inc.	6,970	306,541
Lancaster Colony Corp.	1,240	152,049
Post Holdings, Inc.(a)	5,385	448,032
Sanderson Farms, Inc.	2,950	385,713
Seneca Foods Corp., Class A(a)	9,810	281,547
Snyders-Lance, Inc.	4,360	151,684
Tootsie Roll Industries, Inc.	986	36,679
TreeHouse Foods, Inc.(a)	5,590	474,200
		4,497,356
GAS UTILITIES (1.3%)
Atmos Energy Corp.	5,240	454,622
National Fuel Gas Co.	4,700	278,287
New Jersey Resources Corp.	4,240	178,716
Northwest Natural Gas Co.	1,590	100,329
One Gas, Inc.	2,760	200,873
South Jersey Industries, Inc.	7,060	239,828
Southwest Gas Corp.	4,060	325,206
Spire, Inc.	2,630	190,938
UGI Corp.	9,050	456,754
WGL Holdings, Inc.	2,720	233,158
		2,658,711
HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Abaxis, Inc.	1,270	59,690
ABIOMED, Inc.(a)	4,540	672,329
Analogic Corp.	940	65,988
AngioDynamics, Inc.(a)	3,070	49,887
Anika Therapeutics, Inc.(a)	920	47,067
Cantel Medical Corp.	3,957	293,609
CONMED Corp.	1,540	79,033
CryoLife, Inc.(a)	7,190	134,812

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Globus Medical, Inc.(a)	3,680	$113,160
Haemonetics Corp.(a)	2,720	111,874
Halyard Health, Inc.(a)	4,800	193,056
Hill-Rom Holdings, Inc.	3,400	253,368
ICU Medical, Inc.(a)	980	168,462
Inogen, Inc.(a)	1,010	95,324
Integer Holdings Corp.(a)	6,750	309,150
Integra LifeSciences Holdings Corp.(a)	3,370	167,354
Invacare Corp.	23,650	370,122
Lantheus Holdings, Inc.(a)	14,170	261,436
Lemaitre Vascular, Inc.	6,750	243,473
LivaNova PLC(a)	2,430	148,084
Masimo Corp.(a)	5,730	542,058
Meridian Bioscience, Inc.	1,900	25,745
Merit Medical Systems, Inc.(a)	6,495	266,295
Natus Medical, Inc.(a)	1,870	65,824
Neogen Corp.(a)	3,172	208,940
NuVasive, Inc.(a)	6,230	409,872
OraSure Technologies, Inc.(a)	25,650	449,901
Orthofix International N.V.(a)	1,200	52,056
ResMed, Inc.	7,620	587,654
STERIS PLC	4,620	378,147
SurModics, Inc.(a)	4,300	113,090
Teleflex, Inc.	2,663	551,827
Varex Imaging Corp.(a)	2,050	63,243
West Pharmaceutical Services, Inc.	3,980	353,026
		7,904,956
HEALTH CARE PROVIDERS & SERVICES (3.2%)
Acadia Healthcare(a)	4,900	259,357
Aceto Corp.	2,490	42,031
Almost Family, Inc.(a)	4,950	244,777
Amedisys, Inc.(a)	1,849	87,569
AMN Healthcare Services, Inc.(a)	8,030	296,307
Biotelemetry, Inc.(a)	15,470	529,074
Chemed Corp.	1,190	235,025
CorVel Corp.(a)	1,540	73,227
Cross Country Healthcare, Inc.(a)	15,630	183,809
Diplomat Pharmacy, Inc.(a)	19,320	306,608
HealthEquity, Inc.(a)	2,530	116,051
HealthSouth Corp.	8,850	376,656
Kindred Healthcare, Inc.	18,648	166,900
Landauer, Inc.	2,360	128,502
LHC Group, Inc.(a)	2,800	162,120
Magellan Health Services, Inc.(a)	1,470	109,588
Molina Healthcare, Inc.(a)	6,935	463,258
Owens & Minor, Inc.	10,625	342,444
PharMerica Corp.(a)	12,230	307,585
Providence Service Corp.(a)	4,450	229,353
Select Medical Holdings Corp.(a)	25,260	409,212
The Ensign Group, Inc.	3,020	67,557
Tivity Health, Inc.(a)	2,180	86,437
U.S. Physical Therapy, Inc.	2,340	147,654
VCA Antech, Inc.(a)	6,860	635,099
WellCare Group, Inc.(a)	4,130	730,969
		6,737,169
HEALTH CARE TECHNOLOGY (0.5%)
Allscripts Healthcare Solutions, Inc.(a)	8,526	104,955
Computer Programs & Systems, Inc.	830	25,440
Healthstream, Inc.(a)	1,710	40,390
HMS Holdings Corp.(a)	8,390	168,471
Medidata Solutions, Inc.(a)	5,580	428,600
Omnicell, Inc.(a)	6,670	330,832
Quality Systems, Inc.(a)	2,170	37,107
		1,135,795
HOTELS, RESTAURANTS & LEISURE (1.9%)
Belmond Ltd.(a)	11,210	146,291
Biglari Holdings, Inc.(a)	267	99,944
Bob Evans Farms, Inc.	1,540	106,537
Cracker Barrel Old Country Store, Inc.	1,780	276,701
DineEquity, Inc.	2,210	90,919
Domino's Pizza, Inc.	4,134	770,991
Dunkin' Brands Group, Inc.	7,700	408,331
El Pollo Loco Holdings, Inc.(a)	1,320	17,160
Fiesta Restaurant Group, Inc.(a)	1,790	30,072
ILG, Inc.	5,300	140,503
International Speedway Corp., Class A	3,990	142,842
Jack in the Box, Inc.	3,520	326,515
Marcus Corp.	7,460	202,912
Marriott Vacations Worldwide Corp.	1,560	182,286
Papa John's International, Inc.	3,970	283,180
Shake Shack, Inc.(a)	1,380	45,554
Sonic Corp.	3,470	82,100
The Wendy's Co.	21,200	327,328
Wingstop, Inc.(a)	9,170	275,192
		3,955,358
HOUSEHOLD DURABLES (3.1%)
CalAtlantic Group, Inc.	12,631	443,348
Cavco Industries, Inc.(a)	620	80,848
Ethan Allen Interiors, Inc.	1,690	54,165
Helen of Troy Ltd.(a)	1,740	175,305
Installed Building Products, Inc.(a)	9,470	509,486
iRobot Corp.(a)	5,100	538,101
KB HOME	27,900	639,468
La-Z-Boy, Inc.	2,750	92,950
LGI Homes, Inc.(a)	6,660	295,038
M.D.C. Holdings, Inc.	11,353	389,294
M/I Homes, Inc.(a)	14,430	374,314
Meritage Homes Corp.(a)	9,830	400,573
NVR, Inc.(a)	285	743,975
Tempur-Pedic International, Inc.(a)	2,830	163,206
Toll Brothers, Inc.	13,720	529,455
TopBuild Corp.(a)	7,430	392,155
TRI Pointe Group, Inc.(a)	21,690	288,477
Tupperware Corp.	2,820	171,202
Universal Electronics, Inc.(a)	2,470	169,072
William Lyon Homes, Class A(a)	1,290	29,167
		6,479,599
HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	3,050	97,600
Central Garden & Pet Co., Class A(a)	7,840	241,159
Energizer Holdings, Inc.	3,360	154,795
WD-40 Co.	940	100,251
		593,805
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Companies, Inc.	5,170	504,540
Raven Industries, Inc.	1,770	60,888
		565,428
INSURANCE (4.8%)
Alleghany Corp.(a)	1,381	847,023
American Equity Investment Life Holding Co.	13,460	360,459
American Financial Group, Inc.	5,610	568,854
Amerisafe, Inc.	1,220	70,455
Aspen Insurance Holdings Ltd.	7,420	362,096
Brown & Brown, Inc.	8,170	364,382
CNO Financial Group, Inc.	22,690	519,147
eHealth, Inc.(a)	810	13,778
Employers Holdings, Inc.	3,930	170,365
First American Financial Corp.	10,550	510,725
Genworth Financial, Inc., Class A(a)	73,220	251,145
HCI Group, Inc.	3,940	177,655
Horace Mann Educators Corp.	4,590	169,371

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Infinity Property & Casualty Corp.	2,760	$276,138
Kemper Corp.	6,970	273,572
Maiden Holdings Ltd.	20,180	223,998
Mercury General Corp.	3,560	213,208
Old Republic International Corp.	20,310	398,482
Primerica, Inc.	4,850	393,092
ProAssurance Corp.	2,850	176,130
Reinsurance Group of America, Inc.	6,200	869,240
Renaissancere Holdings Ltd.	2,850	418,694
RLI Corp.	2,200	127,732
Safety Insurance Group, Inc.	1,670	118,487
Selective Insurance Group, Inc.	5,280	267,432
Stewart Information Services Corp.	4,260	167,418
The Hanover Insurance Group, Inc.	4,910	465,763
The Navigators Group, Inc.	2,980	169,860
United Fire Group, Inc.	3,710	167,395
United Insurance Holdings Corp.	16,250	259,350
Universal Insurance Holdings, Inc.	10,430	248,756
W.R. Berkley Corp.	6,950	479,341
		10,099,543
INTERNET & DIRECT MARKETING RETAIL (0.6%)
FTD Companies, Inc.(a)	5,980	117,507
HSN, Inc.	3,820	151,463
Nutrisystem, Inc.	11,280	628,860
PetMed Express, Inc.	1,190	56,573
Shutterfly, Inc.(a)	5,630	276,095
		1,230,498
INTERNET SOFTWARE & SERVICES (1.3%)
Blucora, Inc.(a)	2,450	54,880
Cars.com, Inc.(a)	5,920	143,856
DHI Group, Inc.(a)	3,130	6,886
j2 Global, Inc.	2,810	237,810
Liquidity Services, Inc.(a)	1,710	11,628
LivePerson, Inc.(a)	2,250	30,487
LogMeIn, Inc.	5,590	650,955
NIC, Inc.	6,990	113,588
QuinStreet, Inc.(a)	35,940	139,807
Shutterstock, Inc.(a)	5,170	217,864
SPS Commerce, Inc.(a)	2,730	157,794
Stamps.com, Inc.(a)	2,160	319,896
WebMD Health Corp.(a)	8,430	558,488
XO Group, Inc.(a)	1,580	28,882
		2,672,821
IT SERVICES (2.5%)
Acxiom Corp.(a)	3,750	101,137
Broadridge Financial Solutions, Inc.	7,390	560,605
CACI International, Inc., Class A(a)	2,160	270,216
Cardtronics PLC, Class A(a)	5,890	184,357
Convergys Corp.	5,960	142,861
CoreLogic, Inc.(a)	8,190	373,055
CSG Systems International, Inc.	1,930	79,805
DST Systems, Inc.	3,640	199,836
ExlService Holdings, Inc.(a)	2,080	119,704
Forrester Research, Inc.	2,800	114,240
Jack Henry & Associates, Inc.	4,340	465,769
Leidos Holdings, Inc.	9,650	515,696
ManTech International Corp., Class A	3,680	146,170
MAXIMUS, Inc.	5,610	338,620
NeuStar, Inc., Class A(a)	6,970	232,798
Perficient, Inc.(a)	1,860	34,968
Sabre Corp.	10,580	234,135
Science Applications International Corp.	3,980	280,232
Sykes Enterprises, Inc.(a)	5,150	175,100
TeleTech Holdings, Inc.	940	39,292
Teradata Corp.(a)	6,900	219,558
Virtusa Corp.(a)	6,040	200,226
WEX, Inc.(a)	2,420	263,006
		5,291,386
LEISURE PRODUCTS (0.4%)
Brunswick Corp.	4,910	277,955
Callaway Golf Co.	5,740	73,070
Nautilus Group, Inc.(a)	2,140	37,664
Polaris Industries, Inc.	3,450	309,327
Sturm Ruger & Company, Inc.	1,180	67,968
Vista Outdoor, Inc.(a)	3,620	83,586
		849,570
LIFE SCIENCES TOOLS & SERVICES (0.9%)
Albany Molecular Research, Inc.(a)	2,790	60,655
Bio-Rad Laboratories, Inc., Class A(a)	1,260	296,894
Bio-Techne Corp.	3,230	374,389
Cambrex Corp.(a)	1,800	109,800
Charles River Laboratories International, Inc.(a)	2,770	272,014
INC Research Holdings, Inc., Class A(a)	6,570	361,350
Luminex Corp.	7,260	148,322
PAREXEL International Corp.(a)	2,760	241,555
		1,864,979
MACHINERY (4.2%)
Actuant Corp., Class A	2,940	71,148
AGCO Corp.	6,330	456,646
Alamo Group, Inc.	580	53,946
Albany International Corp., Class A	1,700	90,950
Astec Industries, Inc.	2,830	142,264
Barnes Group, Inc.	2,410	145,034
Briggs & Stratton Corp.	8,710	203,988
Chart Industries, Inc.(a)	1,740	59,160
CIRCOR International, Inc.	950	47,557
Crane Co.	3,770	284,635
Donaldson Company, Inc.	6,350	301,561
EnPro Industries, Inc.	1,340	103,207
ESCO Technologies, Inc.	3,330	205,461
Federal Signal Corp.	3,170	58,645
Franklin Electric Company, Inc.	1,990	80,396
Graco, Inc.	3,010	349,280
Greenbrier Companies, Inc.	8,350	375,750
Harsco Corp.(a)	3,730	57,628
Hillenbrand, Inc.	3,000	108,000
IDEX Corp.	4,180	487,137
ITT, Inc.	4,730	193,930
John Bean Technologies Corp.	3,885	358,974
Kennametal, Inc.	4,360	160,884
Lincoln Electric Holdings, Inc.	3,390	295,811
Lindsay Manufacturing Co.	740	67,836
Lydall, Inc.(a)	4,110	203,445
Mueller Industries, Inc.	2,650	83,475
Nordson Corp.	4,370	554,990
Oshkosh Truck Corp.	4,040	278,194
Proto Labs, Inc.(a)	1,450	107,155
SPX Corp.(a)	2,210	60,819
SPX FLOW, Inc.(a)	2,410	85,459
Standex International Corp.	850	81,558
Tennant Co.	1,040	78,572
Terex Corp.	11,030	434,251
The Timken Co.	3,850	175,175
Titan International, Inc.	2,910	37,103
Toro Co.	7,520	534,597
Trinity Industries, Inc.	15,260	418,277
Wabash National Corp.	16,600	316,728
Wabtec Corp.	4,750	357,960
Watts Water Technologies, Inc., Class A	1,520	97,888
Woodward, Inc.	4,020	281,159
		8,946,633

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MARINE (0.2%)
Kirby Corp.(a)	4,130	$251,517
Matson, Inc.	2,450	69,090
		320,607
MEDIA (1.2%)
Cable One, Inc.	336	255,326
Cinemark Holdings, Inc.	6,080	236,512
Gannett Company, Inc.	34,370	308,299
Live Nation, Inc.(a)	7,122	265,437
Meredith Corp.	2,320	137,924
New Media Investment Group, Inc.	17,080	238,095
Scholastic Corp.	4,520	187,264
Tegna, Inc. Com	14,410	213,700
The E.W. Scripps Co., Class A(a)	2,860	56,199
The New York Times Co., Class A	5,430	103,170
Time, Inc.	18,430	258,941
Wiley (John) & Sons, Inc., Class A	2,710	149,728
World Wrestling Entertainment, Inc.	7,400	156,584
		2,567,179
METALS & MINING (1.7%)
AK Steel Holding Corp.(a)	14,030	79,410
Allegheny Technologies, Inc.	5,830	110,420
Carpenter Technology Corp.	4,910	198,511
Century Aluminum Co.(a)	17,700	297,006
Commercial Metals Co.	11,960	222,456
Compass Minerals International, Inc.	1,840	127,052
Haynes International, Inc.	940	29,403
Kaiser Aluminum Corp.	1,090	106,046
Materion Corp.	3,460	133,037
Olympic Steel, Inc.	10,730	183,376
Reliance Steel & Aluminum Co.	6,290	455,144
Royal Gold, Inc.	6,510	564,157
Steel Dynamics, Inc.	12,850	455,018
SunCoke Energy, Inc.(a)	9,110	81,534
TimkenSteel Corp.(a)	7,565	120,208
United States Steel Corp.	9,340	219,397
Worthington Industries, Inc.	4,750	240,683
		3,622,858
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.1%)
Apollo Commercial Real Estate Finance, Inc.	2,850	51,385
Capstead Mortgage Corp.	11,960	116,969
		168,354
MULTILINE RETAIL (0.7%)
Big Lots, Inc.	5,660	281,132
Dillard's, Inc.	7,220	532,980
Fred's, Inc.	21,570	146,029
J.C. Penney Company, Inc.(a)	23,760	128,542
Ollie's Bargain Outlet Holdings, Inc.(a)	8,500	379,950
		1,468,633
MULTI-UTILITIES (0.5%)
Avista Corp.	3,160	166,248
Black Hills Corp.	3,140	218,732
MDU Resources Group, Inc.	12,870	339,124
NorthWestern Corp.	2,880	166,435
Vectren Corp.	3,950	237,435
		1,127,974
OIL, GAS & CONSUMABLE FUELS (1.5%)
Bill Barrett Corp.(a)	2,060	6,963
Carrizo Oil & Gas, Inc.(a)	5,030	79,273
Cloud Peak Energy, Inc.(a)	15,610	54,010
CONSOL Energy, Inc.(a)	9,300	155,868
Contango Oil & Gas Co.(a)	610	3,660
Denbury Resources, Inc.(a)	17,840	26,046
Energen Corp.(a)	5,520	294,105
Green Plains Renewable Energy, Inc.	11,000	217,250
Gulfport Energy Corp.(a)	8,640	109,037
HollyFrontier Corp.	16,938	488,492
Matador Resources Co.(a)	5,320	129,063
Northern Oil & Gas, Inc.(a)	4,860	6,075
PBF Energy, Inc.	17,130	390,050
PDC Energy, Inc.(a)	3,660	172,606
QEP Resources, Inc.(a)	11,960	102,497
REX American Resources Corp.(a)	590	58,988
SM Energy Co.	5,740	99,819
Southwestern Energy Co.(a)	23,870	136,059
SRC Energy, Inc.(a)	11,210	95,397
World Fuel Services Corp.	9,770	315,962
WPX Energy, Inc.(a)	19,770	213,121
		3,154,341
PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Co.(a)	11,640	353,274
Clearwater Paper Corp.(a)	2,610	128,281
Deltic Timber Corp.	920	66,360
Domtar Corp.	12,020	469,501
KapStone Paper & Packaging Corp.	8,290	189,509
Louisiana-Pacific Corp.(a)	6,960	174,766
Neenah Paper, Inc.	1,020	81,498
P. H. Glatfelter & Co.	9,200	188,324
		1,651,513
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.(a)	29,260	106,506
Edgewell Personal Care Co.(a)	3,410	246,202
Inter Parfums, Inc.	910	35,308
Medifast, Inc.	550	23,480
Nu Skin Enterprises, Inc.	2,660	168,538
		580,034
PHARMACEUTICALS (1.6%)
Akorn, Inc.(a)	8,810	296,192
Amphastar Pharmaceuticals, Inc.(a)	2,530	43,718
ANI Pharmaceuticals, Inc.(a)	3,740	182,250
Catalent, Inc.(a)	6,550	227,285
DepoMed, Inc.(a)	3,550	36,600
ENDO International PLC(a)	30,850	339,967
Heska Corp.(a)	2,740	300,140
Impax Laboratories, Inc.(a)	5,410	104,683
Innoviva, Inc.(a)	27,250	373,870
Lannett Company, Inc.(a)	1,900	38,665
Nektar Therapeutics(a)	8,450	184,464
Phibro Animal Health Corp., Class A	1,250	47,750
Prestige Brands Holdings, Inc.(a)	3,260	174,834
Sciclone Pharmaceuticals, Inc.(a)	19,810	216,920
Sucampo Pharmaceuticals, Inc.(a)	8,900	96,565
Supernus Pharmaceuticals, Inc.(a)	13,940	563,873
The Medicines Co.(a)	4,070	156,492
		3,384,268
PROFESSIONAL SERVICES (1.5%)
CDI Corp.(a)	16,890	139,342
Exponent, Inc.	1,370	89,324
FTI Consulting, Inc.(a)	5,180	169,956
Heidrick & Struggles International, Inc.	6,560	118,736
Insperity, Inc.	4,040	305,020
Kelly Services, Inc., Class A	17,190	382,821
Korn/Ferry International, Inc.	6,090	203,711
Manpower, Inc.	6,320	677,188
Navigant Consulting, Inc.(a)	6,700	113,431
On Assignment, Inc.(a)	2,690	132,483
Resources Connection, Inc.	3,920	52,332
The Dun & Bradstreet Corp.	2,400	265,824
TrueBlue, Inc.(a)	10,520	268,786

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
WageWorks, Inc.(a)	5,000	$326,000
		3,244,954
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Alexander & Baldwin, Inc.	2,420	101,470
Forestar Group, Inc.(a)	2,540	43,561
HFF, Inc., Class A	2,000	73,440
Jones Lang LaSalle, Inc.	4,194	533,561
RE/MAX Holdings, Inc.	1,060	61,639
		813,671
ROAD & RAIL (1.3%)
ArcBest Corp.	8,670	241,026
Avis Budget Group, Inc.(a)	8,940	275,173
Genesee & Wyoming, Inc., Class A(a)	3,540	230,666
Heartland Express, Inc.	2,973	62,820
Knight Transportation, Inc.	5,590	199,284
Landstar System, Inc.	3,420	284,373
Marten Transport Ltd.	3,216	51,295
Old Dominion Freight Line, Inc.	5,210	499,691
Roadrunner Transportation System, Inc.(a)	28,810	201,094
Ryder System, Inc.	5,830	424,191
Saia, Inc.(a)	1,360	73,916
Werner Enterprises, Inc.	4,540	134,611
		2,678,140
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Advanced Energy Industries, Inc.(a)	6,300	457,065
Brooks Automation, Inc.	4,680	114,941
Cabot Microelectronics Corp.	1,410	104,551
CEVA, Inc.(a)	6,160	284,900
Cirrus Logic, Inc.(a)	7,160	439,910
Cohu, Inc.	4,900	89,278
Cree, Inc.(a)	8,850	229,303
Cypress Semiconductor Corp.	15,550	220,810
Diodes, Inc.(a)	1,740	46,162
DSP Group, Inc.(a)	1,120	14,112
First Solar, Inc.(a)	12,360	609,472
Integrated Device Technology, Inc.(a)	10,590	276,823
Kopin Corp.(a)	17,940	68,172
Kulicke & Soffa Industries, Inc.(a)	4,860	104,684
Maxlinear, Inc., Class A(a)	11,400	298,680
Microsemi Corp.(a)	9,310	484,865
MKS Instruments, Inc.	8,520	712,698
Monolithic Power Systems, Inc.	4,090	418,489
Nanometrics, Inc.(a)	12,090	322,198
Power Integrations, Inc.	1,710	120,811
Rambus, Inc.(a)	11,480	147,977
Rudolph Technologies, Inc.(a)	7,210	178,448
Semtech Corp.(a)	3,290	130,284
Silicon Laboratories, Inc.(a)	2,350	176,485
SolarEdge Technologies, Inc.(a)	4,510	103,505
Synaptics, Inc.(a)	2,060	108,377
Teradyne, Inc.	9,840	340,366
Veeco Instruments, Inc.(a)	2,669	82,205
Versum Materials, Inc.	5,700	200,982
Xperi Corp.	8,090	236,633
		7,123,186
SOFTWARE (2.8%)
8x8, Inc.(a)	10,840	137,668
ACI Worldwide, Inc.(a)	7,770	180,031
Blackbaud, Inc.	2,890	266,863
Bottomline Technologies, Inc.(a)	1,760	50,125
Cadence Design Systems, Inc.(a)	14,880	549,072
CDK Global, Inc.	7,900	519,662
CommVault Systems, Inc.(a)	3,670	218,548
Ebix, Inc.	5,130	296,257
Fair Isaac Corp.	2,600	370,630
Fortinet, Inc.(a)	8,020	296,018
Gigamon, Inc.(a)	9,100	361,725
Manhattan Associates, Inc.(a)	3,850	170,170
Microstrategy, Inc., Class A(a)	739	99,403
Monotype Imaging Holdings, Inc.	2,030	38,265
Progress Software Corp.	4,980	159,410
PTC, Inc.(a)	6,520	359,839
Qualys, Inc.(a)	7,000	281,050
Synchronoss Technologies, Inc.(a)	6,620	111,746
TiVo Corp.	23,423	459,091
Tyler Technologies, Inc.(a)	2,090	359,083
Ultimate Software Group, Inc.(a)	2,598	586,394
Vasco Data Security International, Inc.(a)	1,490	20,115
		5,891,165
SPECIALTY RETAIL (3.8%)
Aaron's, Inc.	9,290	429,941
Abercrombie & Fitch Co., Class A	24,050	236,652
American Eagle Outfitters, Inc.	12,070	142,909
Asbury Automotive Group(a)	3,880	209,520
Ascena Retail Group, Inc.(a)	43,603	102,031
Barnes & Noble Education, Inc.(a)	28,420	205,477
Barnes & Noble, Inc.	16,070	130,970
Big 5 Sporting Goods Corp.	10,420	112,015
Cabela's, Inc., Class A(a)	3,080	175,498
Caleres, Inc.	6,515	177,729
Cato Corp., Class A	4,630	78,756
Chico's FAS, Inc.	6,890	63,044
Children's Place Retail Stores, Inc.	2,520	266,238
Dick's Sporting Goods, Inc.	7,970	297,600
DSW, Inc.	3,710	66,928
Express, Inc.(a)	18,280	110,777
Finish Line, Inc., Class A	8,797	121,047
Five Below, Inc.(a)	9,220	445,418
Francesca's Holdings Corp.(a)	6,930	67,429
GameStop Corp., Class A	17,840	386,950
Genesco, Inc.(a)	5,550	178,155
Group 1 Automotive, Inc.	4,470	266,189
Guess?, Inc.	16,530	215,882
Haverty Furniture Companies, Inc.	8,360	186,010
Hibbett Sports, Inc.(a)	1,700	26,520
Kirkland's, Inc.(a)	12,460	116,501
Lithia Motors, Inc., Class A	3,560	367,570
Lumber Liquidators Holdings, Inc.(a)	1,730	42,748
MarineMax, Inc.(a)	10,820	161,759
Michaels Companies, Inc. The(a)	5,770	116,208
Monro Muffler Brake, Inc.	2,465	114,869
Office Depot, Inc.	76,616	449,736
Rent-A-Center, Inc.	4,170	55,127
Restoration Hardware, Inc.(a)	5,560	362,123
Sally Beauty Holdings, Inc.(a)	7,800	157,794
Select Comfort Corp.(a)	2,420	81,820
Shoe Carnival, Inc.	8,160	149,002
Sonic Automotive, Inc., Class A	13,380	242,847
Stein Mart, Inc.	25,280	35,139
Tailored Brands, Inc.	2,790	34,987
The Buckle, Inc.	2,025	34,627
The Tile Shop Holdings, Inc.	7,350	107,310
Urban Outfitters, Inc.(a)	13,500	264,465
Vitamin Shoppe, Inc.(a)	10,230	112,530
Williams-Sonoma, Inc.	4,640	215,435
Zumiez, Inc.(a)	7,600	96,520
		8,018,802
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.4%)
3D Systems Corp.(a)	5,820	97,776
Cray, Inc.(a)	2,510	51,706
Diebold, Inc.	7,850	183,690

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Electronics for Imaging, Inc.(a)	2,470	$119,993
NCR Corp.(a)	9,700	367,145
Super Micro Computer, Inc.(a)	1,790	48,061
		868,371
TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Carter's, Inc.	3,170	274,934
Crocs, Inc.(a)	10,120	80,353
Deckers Outdoor Corp.(a)	2,040	132,314
Fossil Group, Inc.(a)	8,330	93,713
G-III Apparel Group Ltd.(a)	9,560	248,847
Iconix Brand Group, Inc.(a)	4,950	33,017
Movado Group, Inc.	4,210	103,566
Oxford Industries, Inc.	1,180	74,493
Perry Ellis International, Inc.(a)	8,570	168,315
Skechers U.S.A., Inc., Class A(a)	13,770	386,799
Steven Madden Ltd.(a)	3,247	133,127
Unifi, Inc.(a)	3,840	125,798
Vera Bradley, Inc.(a)	2,510	25,301
Wolverine World Wide, Inc.	6,250	176,250
		2,056,827
THRIFTS & MORTGAGE FINANCE (1.3%)
Astoria Financial Corp.	8,230	166,081
Bank Mutual Corp.	8,700	86,565
BofI Holding, Inc.(a)	10,870	302,947
Dime Community Bancshares, Inc.	1,490	30,992
Homestreet, Inc.(a)	5,170	135,713
LendingTree, Inc.(a)	3,294	726,656
New York Community Bancorp, Inc.	22,120	290,436
Northfield Bancorp, Inc.	8,480	142,379
Northwest Bancshares, Inc.	3,450	55,545
Oritani Financial Corp.	2,820	46,812
Provident Financial Services, Inc.	3,730	98,920
TrustCo Bank Corp.	3,990	33,117
Walker & Dunlop, Inc.(a)	6,380	320,595
Washington Federal, Inc.	6,960	232,812
		2,669,570
TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies, Inc.	2,010	113,565
DXP Enterprises, Inc.(a)	3,970	113,502
GATX Corp.	2,420	149,629
Kaman Corp., Class A	2,920	149,270
MSC Industrial Direct Co., Inc., Class A	4,050	288,400
Now, Inc.(a)	5,560	88,571
Veritiv Corp.(a)	5,770	214,356
Watsco, Inc.	1,910	287,971
		1,405,264
WATER UTILITIES (0.3%)
American States Water Co.	1,950	96,428
Aqua America, Inc.	8,172	272,781
California Water Service Group	4,780	185,942
		555,151
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Spok Holdings, Inc.	5,780	94,792
Telephone & Data Systems, Inc.	14,700	417,921
		512,713

TOTAL COMMON STOCKS (COST $175,100,709)		209,214,323

MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 0.86%(b)	1,670,689	1,670,689

TOTAL MONEY MARKET FUND (COST $1,670,689)		1,670,689
TOTAL INVESTMENTS (COST $176,771,398) 100.0%		210,885,012
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		29,798

NET ASSETS 100.0%		$210,914,810

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2017.

ADR—American Depositary Receipt

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	5,060	$102,566

AIRLINES (0.4%)
LATAM Airlines Group SA, Sponsored ADR	10,280	120,584
Ryanair Holdings PLC, Sponsored ADR(a)	4,018	455,360
		575,944
AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A, ADR	8,570	408,703

AUTOMOBILES (3.3%)
Honda Motor Co., Ltd., Sponsored ADR	36,890	1,033,658
Tata Motors Ltd., Sponsored ADR(a)	6,350	218,694
Toyota Motor Corp., Sponsored ADR	30,610	3,454,032
		4,706,384
BANKS (22.3%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	124,690	1,132,185
Banco Bradesco SA, Sponsored ADR	138,349	1,330,917
Banco de Chile, Sponsored ADR	3,294	281,596
Banco Santander Central Hispano SA, Sponsored ADR	266,995	1,820,906
Banco Santander Chile SA, Sponsored ADR	7,004	198,003
Bancolombia SA, Sponsored ADR	5,630	246,256
Bank of Montreal	16,110	1,222,266
Bank of Nova Scotia	26,270	1,636,884
Barclays PLC, Sponsored ADR	70,709	758,708
Canadian Imperial Bank of Commerce	10,350	898,794
Credicorp Ltd.	2,039	377,500
HDFC Bank Ltd., Sponsored ADR	12,900	1,248,462
HSBC Holdings PLC, Sponsored ADR	82,091	4,111,938
ICICI Bank Ltd., Sponsored ADR	42,680	397,351
ING Groep N.V., Sponsored ADR	75,310	1,410,556
Itau Unibanco Banco Multiplo SA, Sponsored ADR	148,048	1,763,252
KB Financial Group, Inc., Sponsored ADR	19,760	1,051,232
Lloyds Banking Group PLC, Sponsored ADR	305,785	1,076,363
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	258,040	1,643,715
Mizuho Financial Group, Inc., Sponsored ADR	225,180	803,893
Royal Bank of Canada	33,440	2,493,286
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	21,118	140,224
Shinhan Financial Group Co., Ltd., Sponsored ADR	22,440	1,066,349
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	131,420	1,046,103
The Toronto-Dominion Bank	41,580	2,143,033
Westpac Banking Corp., Sponsored ADR	66,945	1,713,123
		32,012,895
BEVERAGES (0.8%)
Fomento Economico, Sponsored ADR	11,360	1,145,997

BIOTECHNOLOGY (1.1%)
Shire PLC, Sponsored ADR	9,709	1,626,646

CAPITAL MARKETS (3.3%)
Brookfield Asset Management, Inc., Class A	22,568	877,670
Credit Suisse Group, Sponsored ADR	42,609	654,048
Deutsche Bank AG	40,290	718,774
Nomura Holdings, Inc., Sponsored ADR	71,390	426,198
Thomson Reuters Corp.	15,298	702,025
UBS Group AG	75,670	1,318,928
		4,697,643
CHEMICALS (0.9%)
Agrium, Inc.	4,510	451,451
Potash Corporation of Saskatchewan, Inc.	17,335	310,296
Sasol Ltd., Sponsored ADR	14,400	434,016
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,950	162,385
		1,358,148
COMMUNICATIONS EQUIPMENT (0.8%)
Nokia Oyj, Sponsored ADR	113,670	726,351
Telefonektiebolaget LM Ericsson, Sponsored ADR	67,640	434,249
		1,160,600
CONSTRUCTION MATERIALS (1.0%)
CEMEX SA de CV, Sponsored ADR(a)	64,255	623,916
CRH PLC, Sponsored ADR	19,500	683,865
James Hardie Industries PLC, Sponsored ADR	12,330	190,005
		1,497,786
DIVERSIFIED CONSUMER SERVICES (0.2%)
TAL Education Group, Sponsored ADR	2,270	355,868

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Orix Corp., Sponsored ADR	6,670	552,476

DIVERSIFIED TELECOMMUNICATION SERVICES (4.5%)
BCE, Inc.	15,265	716,386
BT Group PLC, Sponsored ADR	37,690	787,344
China Telecom Corp., Ltd., Sponsored ADR	5,570	266,079
China Unicom Ltd., Sponsored ADR(a)	20,675	301,441
Chunghwa Telecom Co., Ltd., Sponsored ADR	27,275	922,440
Orange SA, Sponsored ADR	50,670	853,790
PT Telekomunikasi Indonesia, Sponsored ADR	18,180	636,845
Telecom Italia S.p.A., Sponsored ADR(a)	22,020	229,008
Telecom Italia S.p.A., Sponsored ADR	8,730	72,110
Telefonica Brasil SA, Sponsored ADR	13,870	206,386
Telefonica SA, Sponsored ADR	86,463	975,303
TELUS Corp.	12,820	463,315
		6,430,447
ELECTRIC UTILITIES (1.0%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	57,337
CPFL Energia SA, Sponsored ADR	23,911	410,552
Enersis SA, Sponsored ADR	40,290	402,900
Korea Electric Power Corp., Sponsored ADR	29,310	588,252
		1,459,041
ELECTRICAL EQUIPMENT (0.7%)
ABB Ltd., Sponsored ADR	45,040	1,058,440

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Kyocera Corp., Sponsored ADR	10,730	655,496
LG Display Co., Ltd., Sponsored ADR	14,860	211,458
		866,954
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	5,810	183,247

FOOD PRODUCTS (0.3%)
BRF-Brasil Foods SA, Sponsored ADR(a)	31,720	373,979

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Smith & Nephew PLC, Sponsored ADR	24,590	866,798

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care AG & Co., Sponsored ADR	17,160	807,893

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (1.1%)
Carnival PLC, Sponsored ADR	8,070	$542,950
Intercontinental Hotels Group PLC, Sponsored ADR	10,621	602,848
Restaurant Brands International, Inc.	7,885	469,788
		1,615,586
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.2%)
Empresa Nacional de Electricidad SA, Sponsored ADR	9,140	213,145

INDUSTRIAL CONGLOMERATES (0.6%)
Koninklijke Royal Philips Electronics N.V., Sponsored NY Shares	24,364	929,974

INSURANCE (3.0%)
Aegon N.V., Sponsored NY Shares	30,138	167,869
China Life Insurance Co., Ltd., Sponsored ADR	72,120	1,145,265
Manulife Financial Corp.	44,350	914,497
Prudential PLC, Sponsored ADR	28,900	1,415,233
Sun Life Financial, Inc.	18,300	701,439
		4,344,303
INTERNET & DIRECT MARKETING RETAIL (1.6%)
Ctrip.com International Ltd., Sponsored ADR(a)	13,320	795,604
JD.com, Inc., Sponsored ADR(a)	29,400	1,327,998
Vishop Holdings Ltd., Sponsored ADR(a)	12,260	150,798
		2,274,400
INTERNET SOFTWARE & SERVICES (4.6%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	30,620	4,744,569
Baidu, Inc., Sponsored ADR(a)	8,147	1,844,073
		6,588,642
IT SERVICES (1.3%)
CGI Group, Inc., Class A(a)	9,580	505,920
Infosys Technologies Ltd., Sponsored ADR	61,940	978,652
Wipro Ltd., Sponsored ADR	62,360	383,514
		1,868,086
LIFE SCIENCES TOOLS & SERVICES (0.5%)
QIAGEN N.V.(a)	21,644	710,789

MEDIA (1.5%)
Grupo Televisa SA, Sponsored ADR	26,290	699,840
Pearson PLC, Sponsored ADR	21,180	182,148
Shaw Communications, Inc., Class B	19,140	426,248
WPP PLC, Sponsored ADR	7,760	791,209
		2,099,445
METALS & MINING (5.8%)
Agnico-Eagle Mines Ltd.	6,420	299,878
Arcelor Mittal, Class A(a)	8,893	232,641
Barrick Gold Corp., ADR	25,590	432,727
BHP Billiton Ltd., Sponsored ADR	31,400	1,308,124
BHP Billiton PLC, Sponsored ADR	19,840	722,374
Cia Vale Do Rio, Sponsored ADR	92,200	865,758
Eldorado Gold Corp.	15,420	32,690
Franco Nevada Corp.	5,500	398,530
Gerdau SA, Sponsored ADR	7,250	24,433
Goldcorp, Inc.	17,957	235,775
Kinross Gold Corp.(a)	19,510	80,381
POSCO, Sponsored ADR	14,060	1,056,187
Randgold Resources Ltd., Sponsored ADR	2,970	276,032
Rio Tinto PLC, Sponsored ADR	23,532	1,114,946
Southern Copper Corp.	3,713	146,070
Teck Resources Ltd.	8,403	182,261
Vale SA, Sponsored ADR	52,950	531,089
Vedanta, Ltd., Sponsored ADR	6,390	112,464
Wheaton Precious Metals Corp.	10,880	220,973
Yamana Gold, Inc.	18,380	47,788
		8,321,121
MULTI-UTILITIES (1.0%)
National Grid PLC, ADR	22,999	1,437,667

OIL, GAS & CONSUMABLE FUELS (14.7%)
BP PLC, Sponsored ADR	68,682	2,413,485
Cameco Corp.	7,730	79,233
Canadian Natural Resources Ltd.	20,260	619,956
Cenovus Energy, Inc.	15,050	126,571
China Petroleum & Chemical Corp., Sponsored ADR	13,066	995,499
CNOOC Ltd., Sponsored ADR	7,200	809,640
Crescent Point Energy Corp.	6,910	54,244
Ecopetrol SA, Sponsored ADR	3,830	35,772
Enbridge, Inc.	35,950	1,490,487
EnCana Corp.	13,890	139,733
ENI S.p.A., Sponsored ADR	27,640	872,871
Imperial Oil Ltd.	7,320	209,645
Pembina Pipeline Corp.	11,910	406,131
PetroChina Co., Ltd., Sponsored ADR	11,565	747,215
Petroleo Brasileiro SA, Sponsored ADR(a)	89,580	761,430
Petroleo Brasileiro SA, Class A, Sponsored ADR(a)	68,020	599,256
Royal Dutch Shell PLC, Sponsored ADR	47,530	2,686,871
Royal Dutch Shell PLC, Class B, Sponsored ADR	37,140	2,148,920
Statoil ASA, Sponsored ADR	23,807	446,619
Suncor Energy, Inc.	36,428	1,188,281
Total SA, Sponsored ADR	52,000	2,634,840
TransCanada Corp.	22,170	1,133,330
Ultrapar Participacoes SA, Sponsored ADR	22,110	523,344
		21,123,373
PERSONAL PRODUCTS (3.2%)
Unilever N.V., Sponsored NY Shares	44,810	2,606,598
Unilever PLC, Sponsored ADR	35,944	2,048,448
		4,655,046
PHARMACEUTICALS (0.1%)
Valeant Pharmaceuticals International, Inc.(a)	10,028	165,061

PROFESSIONAL SERVICES (1.1%)
RELX N.V., Sponsored ADR	31,005	654,516
RELX PLC, Sponsored ADR	38,858	859,150
		1,513,666
ROAD & RAIL (1.4%)
Canadian National Railway Co.	17,830	1,408,926
Canadian Pacific Railway Ltd.	3,802	594,519
		2,003,445
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.0%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	44,060	290,355
ASML Holding N.V., Sponsored NY Shares	10,227	1,537,425
STMicroelectronics N.V., Sponsored NY Shares	14,260	240,281
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	173,818	6,250,495
United Microelectronics Corp., Sponsored ADR	118,280	267,313
		8,585,869
SOFTWARE (1.7%)
SAP AG, Sponsored ADR	22,990	2,433,492

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.9%)
BlackBerry Ltd.(a)	12,850	120,533
CANON, Inc., Sponsored ADR	33,460	1,168,758
		1,289,291

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.	9,340	$281,414

WIRELESS TELECOMMUNICATION SERVICES (5.2%)
America Movil SA, Sponsored ADR	58,200	1,028,976
China Mobile Ltd., Sponsored ADR	53,420	2,854,231
Mobile TeleSystems PJSC, Sponsored ADR	14,020	120,151
NTT DOCOMO, Inc., Sponsored ADR	32,140	746,934
Rogers Communications, Inc., Class B	13,170	684,840
SK Telecom Co., Ltd., Sponsored ADR	13,340	363,648
Vodafone Group PLC, Sponsored ADR	58,079	1,723,785
		7,522,565
TOTAL COMMON STOCKS (COST $130,620,591)		142,224,835

MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 0.86%(b)	1,117,260	1,117,260

TOTAL MONEY MARKET FUND (COST $1,117,260)		1,117,260
TOTAL INVESTMENTS (COST $131,737,851) 99.8%		143,342,095
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		249,243

NET ASSETS 100.0%		$143,591,338

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2017.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (64.9%)
AEROSPACE & DEFENSE (2.0%)
Alcoa, Inc., 5.87%, 2/23/22	$2,000,000	$2,195,000
United Technologies Corp., 3.10%, 6/1/22	1,000,000	1,038,430
		3,233,430
AIR FREIGHT & LOGISTICS (1.6%)
FedEx Corp., 4.00%, 1/15/24	1,000,000	1,073,433
United Parcel Service, Inc., 5.50%, 1/15/18	1,500,000	1,526,288
		2,599,721
BANKS (6.5%)
Bank of America Corp., 5.63%, 7/1/20	1,500,000	1,644,165
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,267,436
HSBC Bank USA, NA, 4.88%, 8/24/20	2,000,000	2,159,336
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,147,864
KeyCorp, 5.10%, 3/24/21	2,000,000	2,195,186
Manufacturers & Traders Trust Co., 1.84%, 12/1/21, (Callable 9/5/17 @ 100)(a)	1,150,000	1,138,514
		10,552,501
BEVERAGES (2.2%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,570,452

BIOTECHNOLOGY (5.0%)
Abbvie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,598,737
Amgen, Inc., 3.88%, 11/15/21, (Callable 8/15/21 @ 100)	4,000,000	4,251,736
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,059,440
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,084,688
		7,994,601
CAPITAL MARKETS (2.9%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,337,709
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,759,482
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,663,962
		4,761,153
CHEMICALS (3.9%)
Dow Chemical Co., 4.25%, 11/15/20, (Callable 8/15/20 @ 100)	3,000,000	3,188,226
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,050,087
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	2,000,000	2,128,410
		6,366,723
COMMUNICATIONS EQUIPMENT (0.3%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	533,439

CONSUMER FINANCE (4.5%)
American Express Co., 7.00%, 3/19/18	2,000,000	2,067,652
Capital One Financial Corp., 4.75%, 7/15/21	2,000,000	2,167,548
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,020,914
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,018,187
		7,274,301
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	433,350

DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
AT&T, Inc., 4.45%, 5/15/21	1,000,000	1,068,529
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,150,680
		3,219,209
ELECTRIC UTILITIES (2.9%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,224,431
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20, (Callable 7/1/20 @ 100)	1,500,000	1,577,830
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	842,464
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,023,928
		4,668,653
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.1%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,044,938

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
Tyco Electronics Group SA, 4.88%, 1/15/21	$750,000	$807,790
		1,852,728
FOOD & STAPLES RETAILING (1.5%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,070,100
Walgreen Co., 5.25%, 1/15/19	260,000	271,768
Wal-Mart Stores, Inc., 4.25%, 4/15/21	1,000,000	1,082,032
		2,423,900
FOOD PRODUCTS (4.3%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,559,842
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,587,204
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,619,778
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,179,754
		6,946,578
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,066,220

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Express Scripts Holding Co., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,068,861

HOTELS, RESTAURANTS & LEISURE (0.6%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	1,013,110

HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,056,553

INDUSTRIAL CONGLOMERATES (2.0%)
General Electric Capital Corp., 4.38%, 9/16/20	1,000,000	1,073,003
Honeywell International, Inc., 4.25%, 3/1/21	2,000,000	2,152,356
		3,225,359
INSURANCE (2.7%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,065,266
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,089,062
Prudential Financial, Inc., 5.87%, 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	2,227,500
		4,381,828
IT SERVICES (0.6%)
Visa, Inc., 3.15%, 12/14/25, (Callable 9/14/25 @ 100)	1,000,000	1,023,260

MACHINERY (0.7%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,070,180

MORTGAGE -BACKED SECURITIES - FINANCIAL SERVICES (0.4%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, (Callable 1/25/19 @ 100)(a)	569,148	579,074

MULTILINE RETAIL (1.6%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,584,948

OIL, GAS & CONSUMABLE FUELS (2.1%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	738,730
Gulf South Pipeline Company LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,547,024
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,034,140
		3,319,894
PHARMACEUTICALS (0.6%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	935,202

ROAD & RAIL (1.3%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	2,000,000	2,174,142

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,406,520

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
SOFTWARE (2.2%)
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	$2,000,000	$2,002,212
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,596,744
		3,598,956
SPECIALTY RETAIL (2.7%)
Lowe’s Companies, Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,069,607
The Home Depot, Inc., 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,134,860
The Home Depot, Inc., 4.40%, 4/1/21, (Callable 1/1/21 @ 100)	1,000,000	1,080,990
		4,285,457
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.6%)
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,055,902
Xerox Corp., 6.35%, 5/15/18	1,500,000	1,552,706
		2,608,608
TOTAL CORPORATE BONDS (COST $103,477,103)		104,828,911

MUNICIPAL BONDS (1.1%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	482,432
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	156,630
The City of New York, GO, 5.68%, 10/1/34, (Callable 10/1/19 @ 100)	1,000,000	1,071,140

TOTAL MUNICIPAL BONDS (COST $1,715,918)		1,710,202

U.S. GOVERNMENT AGENCIES (9.6%)
Federal Farm Credit Bank
1.08%, 8/15/19	1,000,000	990,941
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	1,999,882
1.50%, 5/23/22	1,000,000	1,000,563
1.75%, 12/14/18	1,000,000	1,005,361
3.50%, 7/29/21	2,000,000	2,133,812
4.75%, 6/8/18	2,000,000	2,059,352

Federal Home Loan Mortgage Corp.
1.00%, 8/17/21	1,000,000	999,592
1.37%, 3/29/22	1,000,000	998,950
2.25%, 2/28/22	1,000,000	1,000,680
3.75%, 3/27/19	1,500,000	1,558,506

Federal National Mortgage Association
1.51%, 9/30/21	1,000,000	976,155
1.53%, 4/12/22	1,000,000	970,354

TOTAL U.S. GOVERNMENT AGENCIES (COST $15,670,554)		15,694,148

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (3.3%)
Federal Home Loan Mortgage Corp.
3.01%, 5/1/36(a)	74,021	77,893
3.27%, 10/1/37(a)	80,372	84,526
4.00%, 12/15/25	2,500,000	2,696,516
5.00%, 7/15/19	9,854	9,909
5.00%, 11/1/37	22,636	24,386
6.00%, 3/1/38	49,356	55,641
		2,948,871
Federal National Mortgage Association
1.65%, 11/25/36(a)	132,748	133,069
3.13%, 7/1/36(a)	34,537	34,575
3.54%, 10/1/36(a)	18,989	19,008
3.70%, 5/1/36(a)	181,959	192,057
5.00%, 1/1/35	50,680	54,819
5.50%, 9/1/36	10,958	11,285
6.00%, 6/1/36	323,214	353,792
6.00%, 9/1/36	87,984	97,158
6.00%, 5/1/37	34,240	37,839
		933,602

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
Government National Mortgage Association
2.38%, 1/20/39(a)	$71,719	$72,705
4.25%, 10/20/38	231,759	239,490
4.50%, 8/20/38	138,842	145,829
4.50%, 5/20/39	430,449	443,217
4.50%, 6/15/40	260,202	279,829
5.00%, 5/20/40	113,260	119,614
5.50%, 12/20/38	18,500	19,420
6.00%, 6/15/37	50,711	57,158
6.00%, 10/15/37	54,082	60,958
6.50%, 10/20/38	21,805	23,205
		1,461,425
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $5,015,809)		5,343,898

U.S. TREASURY OBLIGATIONS (17.6%)
U.S. Treasury Notes
0.38%, 1/15/27	1,000,000	999,811
1.38%, 2/28/19	3,000,000	3,002,577
1.50%, 12/31/18	2,500,000	2,506,640
1.63%, 11/15/22	4,150,000	4,094,232
2.00%, 11/30/20	2,500,000	2,533,595
2.00%, 11/15/21	5,000,000	5,054,100
2.00%, 2/15/22	7,000,000	7,067,816
3.13%, 5/15/19	3,000,000	3,094,569

TOTAL U.S. TREASURY OBLIGATIONS (COST $28,078,642)		28,353,340

MONEY MARKET FUND (2.6%)
Federated Government Obligations Fund, Institutional Shares, 0.86%(a)	4,205,552	4,205,552

TOTAL MONEY MARKET FUND (COST $4,205,552)		4,205,552
TOTAL INVESTMENTS (COST $158,163,578) 99.1%		160,136,051
OTHER ASSETS IN EXCESS OF LIABILITIES 0.9%		1,369,664

NET ASSETS 100.0%		$161,505,715

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2017.

GO—General Obligation

LLC—Limited Liability Company

LP—Limited Partnership

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.7%)
AEROSPACE & DEFENSE (4.1%)
Lockheed Martin Corp.	15,767	$4,606,014
Raytheon Co.	34,531	5,931,390
		10,537,404
AUTO COMPONENTS (1.5%)
Magna International, Inc., Class A, ADR	82,250	3,922,503

AUTOMOBILES (1.6%)
Toyota Motor Corp., Sponsored ADR	36,155	4,079,730

BANKS (7.7%)
Banco Santander Chile SA, Sponsored ADR	196,258	5,548,213
Bank of Nova Scotia	66,390	4,136,761
Mizuho Financial Group, Inc., Sponsored ADR	819,870	2,926,936
People's United Financial, Inc.	174,220	3,038,397
Royal Bank of Canada	56,439	4,208,092
		19,858,399
BEVERAGES (2.4%)
PepsiCo, Inc.	52,395	6,109,781

BIOTECHNOLOGY (2.9%)
AbbVie, Inc.	40,632	2,840,583
Amgen, Inc.	26,201	4,572,337
		7,412,920
CAPITAL MARKETS (4.1%)
Thomson Reuters Corp.	78,940	3,622,557
UBS Group AG	398,280	6,942,020
		10,564,577
CHEMICALS (2.0%)
Dow Chemical Co.	50,870	3,267,889
RPM International, Inc.	36,410	1,888,586
		5,156,475
COMMUNICATIONS EQUIPMENT (3.1%)
Cisco Systems, Inc.	127,982	4,025,034
Nokia Oyj, Sponsored ADR	595,930	3,807,993
		7,833,027
DISTRIBUTORS (1.2%)
Genuine Parts Co.	37,118	3,152,432

DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
BCE, Inc.	74,653	3,503,465
TELUS Corp.	110,362	3,988,483
		7,491,948
ELECTRIC UTILITIES (1.5%)
Korea Electric Power Corp., Sponsored ADR	187,900	3,771,153

ELECTRICAL EQUIPMENT (1.2%)
Emerson Electric Co.	51,202	3,052,151

EQUITY REAL ESTATE INVESTMENT TRUSTS (3.2%)
Camden Property Trust	22,810	2,046,057
EPR Properties	41,573	3,009,054
LTC Properties, Inc.	59,313	3,062,923
		8,118,034
FOOD & STAPLES RETAILING (0.9%)
Wal-Mart Stores, Inc.	27,832	2,226,282

FOOD PRODUCTS (1.3%)
General Mills, Inc.	60,415	3,362,699

HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
ResMed, Inc.	51,248	3,952,246
Smith & Nephew PLC, Sponsored ADR	115,820	4,082,655
		8,034,901
HEALTH CARE PROVIDERS & SERVICES (6.6%)
HealthSouth Corp.	75,550	3,215,408
Quest Diagnostics, Inc.	62,392	6,757,678
UnitedHealth Group, Inc.	36,689	7,037,317
		17,010,403
HOTELS, RESTAURANTS & LEISURE (6.9%)
Carnival PLC, Sponsored ADR	40,320	2,712,729
Dunkin’ Brands Group, Inc.	55,220	2,928,317
Intercontinental Hotels Group PLC, Sponsored ADR	91,479	5,192,348
McDonald’s Corp.	43,577	6,760,536
		17,593,930
HOUSEHOLD DURABLES (0.9%)
Tupperware Corp.	38,054	2,310,258

HOUSEHOLD PRODUCTS (1.8%)
Clorox Co.	14,933	1,993,406
Procter & Gamble Co.	30,360	2,757,295
		4,750,701
INDUSTRIAL CONGLOMERATES (2.1%)
3M Co.	26,215	5,273,672

INSURANCE (3.9%)
Manulife Financial Corp.	183,260	3,778,821
Prudential PLC, Sponsored ADR	128,797	6,307,189
		10,086,010
IT SERVICES (4.0%)
Automatic Data Processing, Inc.	51,739	6,152,285
International Business Machines Corp.	28,239	4,085,336
		10,237,621
MEDIA (1.2%)
WPP PLC, Sponsored ADR	30,766	3,136,901

MULTI-UTILITIES (2.2%)
National Grid PLC, ADR	49,146	3,072,116
WEC Energy Group	40,280	2,536,432
		5,608,548
OIL, GAS & CONSUMABLE FUELS (5.3%)
Enbridge, Inc.	83,650	3,468,129
Marathon Petroleum Corp.	99,450	5,568,205
Pembina Pipeline Corp.	133,199	4,542,086
		13,578,420
PERSONAL PRODUCTS (2.7%)
Unilever N.V., Sponsored NY Shares	120,180	6,990,871

PROFESSIONAL SERVICES (2.1%)
RELX PLC, Sponsored ADR	244,863	5,413,921

ROAD & RAIL (1.4%)
Canadian National Railway Co.	46,748	3,694,027

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.1%)
Analog Devices, Inc.	50,770	4,011,338
Intel Corp.	126,740	4,495,468
QUALCOMM, Inc.	30,934	1,645,379
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	227,387	8,176,836
		18,329,021
SOFTWARE (2.8%)
Microsoft Corp.	99,222	7,213,439

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.0%)
Apple Computer, Inc.	51,339	7,635,649

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2017 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
TOTAL COMMON STOCKS (COST $206,085,789)		$253,547,808

MONEY MARKET FUND (1.3%)
Federated Government Obligations Fund, Institutional Shares, 0.86%(a)	3,256,918	3,256,918

TOTAL MONEY MARKET FUND (COST $3,256,918)		3,256,918
TOTAL INVESTMENTS (COST $209,342,707) 100.0%		256,804,726
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		36,820

NET ASSETS 100.0%		$256,841,546

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2017.

ADR—American Depositary Receipt

PLC—Public Limited Company

At July 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost of	Unrealized	Unrealized	Net Unrealized Appreciation /
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Steward Large Cap Enhanced Index Fund	$334,347,747	$63,288,832	$(15,550,367)	$47,738,465
Steward Small-Mid Cap Enhanced Index Fund	177,183,450	45,977,962	(12,276,400)	33,701,562
Steward International Enhanced Index Fund	133,040,780	19,482,916	(9,181,601)	10,301,315
Steward Select Bond Fund	158,163,578	2,487,398	(514,925)	1,972,473
Steward Global Equity Income Fund	209,840,704	49,302,190	(2,338,168)	46,964,022

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

July 31, 2017 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of five Funds – Steward Large Cap Enhanced Index Fund, Steward Small-Mid Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund and Steward Global Equity Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ Stock Market, Inc. (“NASDAQ”) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds’ Board of Directors.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and net asset values for open-end mutual funds and money market funds.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

For the period ended July 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table presents information about the Funds’ assets measured at fair value as of July 31, 2017:

	Investments in Securities
		LEVEL 2 -
		Other	LEVEL 3 -
		Significant	Significant
	LEVEL 1 -	Observable	Unobservable
Fund Name	Quoted Prices	Inputs	Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$380,773,871	$–	$–	$380,773,871
Rights*	–	–	–	–
Money Market Fund	1,312,341	–	–	1,312,341
Total	$382,086,212	$–	$–	$382,086,212
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$209,214,323	$–	$–	$209,214,323
Money Market Fund	1,670,689	–	–	1,670,689
Total	$210,885,012	$–	$–	$210,885,012
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$142,224,835	$–	$–	$142,224,835
Money Market Fund	1,117,260	–	–	1,117,260
Total	$143,342,095	$–	$–	$143,342,095
Steward Select Bond Fund
Security Type
Corporate Bonds*	$–	$104,828,911	$–	$104,828,911
Municipal Bonds	–	1,710,202	–	1,710,202
U.S. Government Agencies	–	15,694,148	–	15,694,148
U.S. Government Agency Mortgage-Backed Obligations	–	5,343,898	–	5,343,898
U.S. Treasury Obligations	27,353,529	999,811	–	28,353,340
Money Market Fund	4,205,552	–	–	4,205,552
Total	$31,559,081	$128,576,970	$–	$160,136,051
Steward Global Equity Income Fund
Security Type
Common Stocks*	$253,547,808	$–	$–	$253,547,808
Money Market Fund	3,256,918	–	–	3,256,918
Total	$256,804,726	$–	$–	$256,804,726

*Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, and rights segregated by industry type.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of July 31, 2017, from those used on April 30, 2017.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  STEWARD FUNDS, INC.

By (Signature and Title)	/s/ Michael L. Kern, III
Michael L. Kern, III, President and Treasurer

Date September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael L. Kern, III
Michael L. Kern, III, President and Treasurer

Date September 1, 2017